UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100 Lexington, Kentucky	40507

(Address of Principal Executive Offices)	(Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2005

Date of reporting period: July 1, 2004 through December 31, 2004

Item 1. Report to Stockholders

DUPREE MUTUAL FUNDS

December 31, 2004

SEMI ANNUAL REPORT TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the state of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund’s investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:

At least one survey indicates that about 60% of investors do not understand that as interest rates rise, bond prices fall, and vice versa. No rational discussion of a bond fund’s performance can take place, however, without a clear grasp of this fact. Each individual bond has its own fixed rate of interest; a rate that reflects a going market rate for a bond of that quality and maturity at the time that bond was issued. Over a period of, say, a year, the going rate for that particular bond will vary as market conditions for interest rates vary. If, for example, the bond carries a fixed rate of 5.00%, and market conditions dictate a market rate of 5.50% a year later, that bond will sell at about 91% of its face value. If that market rate has gone down to, say, 4.5%, that bond will sell at about 111% of its face value. Of course, the maturity of the bond one year later is shorter by one year and this affects the price as well. But, for purposes of discussion of bond mutual funds it is generally sufficient to understand that bond prices fall as interest rates rise, and rise as interest rates fall, and interest rates are constantly rising and falling.

There are other elements of a bond’s makeup that affect a bond’s market performance, two being the bond’s maturity and call features. Maturity is the date a bond is scheduled to return the bond’s principal. Call features are the date and price at which a bond can be called prior to maturity. If interest rates have risen and a bond is now selling at a discount from face value, that bond will gradually tick up, day by day, toward its face value. The nearer its maturity, the faster it will accrete. Likewise if a bond is callable soon at a low price, say 101, or even par (100), and interest rates drop, raising the price to a premium, that call price may hold down the premium at which that bond will trade. All of these things affect performance of a fund holding bonds of this description.

A last consideration that affects a bond’s market price is the shape of the yield curve. The “yield curve” is the interest rate a bond will sell for in each maturity from one to, say, thirty years in each of those thirty years. Our policy is to buy on a “shoulder” of the yield curve when possible. A yield curve shoulder is that maturity beyond which yields increase more slowly as maturities lengthen than they have been increasing prior to that maturity. Buying on such a shoulder will tend to support the price of a bond as years pass and its maturity becomes shorter. But yield curves are not static and tend to vary in “slope” in changing markets, which also affects performance.

Finally, we tend to buy highly rated bonds of the best quality and hold them. We avoid discounted bonds and prefer premium bonds when we can find them. This helps us minimize (but not eliminate) the effects of new issue and market discount tax rules which, beyond a point, accelerate bond discounts in rising interest rate markets.

This is our long term strategy and is one which we never vary. This strategy has consistently garnered excellent ratings form Morningstar, as well as from Lipper, BusinessWeek, Forbes and other national publications. We do not try to anticipate market direction, instead attempting to buy quality bonds at the best price possible, on a shoulder of the yield curve and hold them in down markets as well as up markets. This has led to another year of better than average performance by each Series, relative to other single-state municipal bond funds, a trend that has continued for us for many years.

i

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
66.72% of Net Assets
AL Housing Financial Authority Single Family Mortgage	5.050%	10/01/2013	Aaa	$15,000	$15,630
Alabama Private Colleges & University Facilities Authority	5.900	09/01/2016	Aaa/AAA*	10,000	10,764
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aaa	100,000	102,762
Alabama State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*	110,000	120,696
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	Aaa/AAA*	50,000	53,532
Alabama Water Pollution Control Authority	5.500	08/15/2016	Aaa/AAA*	10,000	10,505
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*	50,000	52,456
AL Water Pollution Control Authority - Series A	4.800	08/15/2022	Aaa/AAA*	170,000	175,885
Alexander City AL Warrants	4.700	05/01/2021	AAA*	200,000	207,100
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	105,114
Birmingham AL Multifamily Housing Revenue - Beaconview	5.600	07/01/2020	Aaa/AAA*	20,000	20,345
Blount County AL Water Authority Revenue	5.750	08/01/2019	Aaa/AAA*	125,000	141,391
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*	100,000	107,007
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	A*	200,000	205,690
Colbert County Northwest AL Health Care Facility	5.750	06/01/2015	Aaa/AAA*	10,000	10,354
Colbert County-Northwest AL Healthcare Authority	5.750	06/01/2020	Aaa/AAA*	20,000	20,684
Enterprise AL Water General Obligation Bonds	5.000	10/01/2019	AAA*	55,000	59,355
Enterprise AL Water General Obligation Bonds	5.000	10/01/2023	AAA*	200,000	211,851
Fairhope AL Utilities Revenue Warrants	5.750	12/01/2021	Aaa/AAA*	25,000	27,121
Fort Payne Warrants	5.500	05/01/2016	Aaa/AAA*	10,000	10,620
Gasden AL Warrants - Series B	4.600	08/01/2022	Aaa	100,000	102,411
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*	35,000	37,255
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aaa/AAA*	200,000	204,526
Huntsville AL Health Care Authority Series A	5.000	06/01/2023	Aaa/AAA*	140,000	145,382
Huntsville AL Health Care Authority Series A	5.400	06/01/2022	Aaa/AAA*	50,000	54,369
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*	200,000	215,078
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	A*	20,000	21,565
Huntsville AL Public Educational Building	6.050	06/01/2020	A*	150,000	162,212
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*	30,000	32,348
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	06/01/2021	Aaa/AAA*	50,000	53,782
Jefferson County AL Board of Education Capital Outlay	5.800	02/15/2020	Aaa/AAA*	10,000	10,865
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*	50,000	52,993
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*	30,000	32,386
Lee County AL School Warrants	5.000	02/01/2018	Aaa/AAA*	100,000	107,345
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aaa	75,000	79,549
Limestone County AL Water Authority Water Revenue	5.250	12/01/2020	Aaa/AAA*	45,000	45,650
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	26,331
Madison AL School Warrants - Series B	5.000	02/01/2023	Aaa/AAA*	150,000	157,184
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	37,189
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	09/01/2019	Aaa/AAA*	50,000	53,585
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aaa	250,000	254,875
Nortwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa	35,000	39,078
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*	10,000	11,167
Roanoke AL Warrants	4.450	05/01/2020	AAA*	150,000	153,002
St Clair County Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*	10,000	11,026
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*	250,000	252,043
Southeast AL Gas District System Revenue Series A	5.500	06/01/2020	Aaa	10,000	11,129
Sylacauga AL Warrants	5.500	06/01/2025	Aaa	25,000	27,483
Trussville AL Warrants	4.800	10/01/2021	Aaa	85,000	88,760
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	74,941
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aaa/AAA*	25,000	28,546
University of Alabama University Revenue-Huntsville	5.750	12/01/2016	Aaa/AAA*	10,000	10,831
University AL University Revenue Hospital-Series A	5.400	09/01/2013	Aaa/AAA*	50,000	55,882
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	Aaa	370,000	395,005

					4,714,635
GENERAL OBLIGATION BONDS
17.09% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa3/AA*	30,000	31,988
AL State Series A	5.000	06/01/2020	Aa3/AA*	100,000	106,173
Alabama State Series B	5.000	06/01/2021	Aa3/AA*	30,000	31,701
Alabama State - Series A	4.625	09/01/2022	Aa3/AA*	100,000	103,509
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	A1/A*	50,000	50,750
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	A1/A*	15,000	15,997

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Birmingham AL Warrants	4.900%	01/01/2018	Aa3/AA*	$150,000	$158,591
Birmingham AL Capital Improvement Warrants - Series A	5.500	08/01/2025	AA/Aa3*	100,000	109,657
Birmingham AL Referral Warrants - Series A	5.250	05/01/2018	Aa3/AA*	300,000	331,509
Madison AL Warrants - Series C	5.000	09/01/2018	Aaa/AAA*	250,000	267,908

					1,207,783
PUBLIC FACILITIES REVENUE BONDS
3.16% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*	190,000	201,322
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA*	10,000	11,413
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,650

					223,385
MUNICIPAL UTILITY REVENUE BONDS
1.90% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	Aa3/AA-*	20,000	21,421
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A1/AA-*	100,000	101,960
Douglas AL Water & Fire Protection Authority Water Revenue	5.600	06/01/2015	NR	10,000	10,623

					134,004
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.83% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	129,115

					129,115
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.74% of Net Assets
Blount County AL Health Care Authority Tax Anticipation Warrants	5.750	02/15/2019	BBB+*	25,000	26,753
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	52,733
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	30,000	32,173
Oneonta Eastern Health System Special	7.750	07/01/2021	Baa1/BBB*	10,000	11,135

					122,794
PREREFUNDED BONDS
1.65% of Net Assets
Helena AL Utilities Board Water & Sewer Revenue	5.750	09/01/2025	Aaa/AAA*	25,000	27,008
Houston County AL Warrants	5.650	10/15/2015	Aaa/AAA*	25,000	28,743
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2021	Aaa/AAA*	30,000	33,545
Lee County AL Warrants	5.500	02/01/2021	Aaa/AAA*	15,000	16,328
Montevallo AL American	6.000	06/01/2013	NR	10,000	11,084

					116,708
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.55% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	82,427
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	26,744

					109,171
LEASE REVENUE BONDS
.29% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	02/15/2021	Aa2	20,000	20,478

					20,478
STATE AND LOCAL MORTGAGE REVENUE BONDS
.15% of Net Assets
Alabama Housing Financial Authority Single Family Housing	6.000	04/01/2016	Aaa	10,000	10,371

					10,371

Total Investments (cost $6,515,310)(a) - 96.08% of Net Assets					$6,788,444

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$275,898
Unrealized depreciation	(2,764)

Net unrealized appreciation	$273,134

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004		UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $6,515,310)		$6,788,444
Cash		292,069
Interest receivable		88,449
Prepaid expenses		4,239

Total assets		7,173,201
LIABILITIES:
Payable for:
Distributions	$65,503
Fund shares redeemed	40,000
Transfer agent fee	2,154
Total liabilities		107,657

NET ASSETS:
Capital		6,804,651
Net accumulated realized loss on investment transactions		(12,241)
Net unrealized appreciation in value of investments		273,134

Net assets at value		$7,065,544

NET ASSET VALUE, offering price and redemption price per share ($7,065,544 -:- 596,783 shares outstanding; unlimited number of shares authorized; no par value)		$11.84

STATEMENT OF OPERATIONS

For the six months ended December 31, 2004

Net investment income:
Interest income	$138,833

Expenses:
Investment advisory fee	15,162
Transfer agent fee	4,549
Custodian and interest expense	2,264
Pricing fees	2,580
Audit	1,295
Trustee fees	250
Other expenses	1,537

Total expenses	27,637
Fees waived by Adviser	(13,243)
Custodian and interest expense reductions	(2,264)

Net expenses	12,130

Net investment income	126,703

Realized and unrealized gain/(loss) on investments:
Net realized loss	(2,438)
Net increase in unrealized appreciation	184,447

Net realized and unrealized gain on investments	182,009

Net increase in net assets resulting from operations	$308,712

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2004 and the year ended June 30, 2004

	Six months 12/31/04	Year ended 6/30/04
Increase in net assets:
Operations:
Net investment income	$126,703	$222,006
Net realized loss on investments	(2,438)	(1,541)
Net increase/(decrease) in unrealized appreciation	184,447	(158,780)

Net increase in net assets resulting from operations	308,712	61,685
Distributions to shareholders from net investment income	(126,703)	(222,006)
Net fund share transactions	1,610,698	817,715

Total increase	1,792,707	657,394
Net assets:
Beginning of year	5,272,837	4,615,443

End of year	$7,065,544	$5,272,837

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	Six months 12/31/04	2004	2003	2002	2001
Net asset value, beginning of year	$11.45	$11.80	$11.22	$10.99	$10.31

Income from investment operations:
Net investment income	0.25	0.51	0.52	0.56	0.56
Net gains/(losses) on securities, both realized and unrealized	0.04	(0.35)	0.58	0.23	0.68

Total from investment operations	0.29	0.16	1.10	0.79	1.24
Less distributions:
Distributions from net investment income	(0.25)	(0.51)	(0.52)	(0.56)	(0.56)

Net asset value, end of year	$11.49	$11.45	$11.80	$11.22	$10.99

Total return	5.60%	1.36%	9.98%	7.32%	12.33%
Net assets, end of year (in thousands)	$7,066	$5,273	$4,615	$2,404	$1,297
Ratio of net expenses to average net assets (a)	0.20%	0.40%	0.33%	0.28%	0.21%
Ratio of net investment income to average net assets	2.11%	4.36%	4.46%	4.99%	5.27%
Portfolio turnover	2.02%	16.43%	6.24%	18.15%	15.28%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.22% and .04% for the six months ended 12/31/2004, .41% and .10% for 2004, ..50% and .12% for 2003, .53% and .23% for 2002, .80%, and .72% and for 2001, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
48.69% of Net Assets
Ballard County School District Finance Corporation	5.000%	06/01/2020	Aaa/Aa3*	$1,240,000	$1,332,430
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	Aaa/AAA*	1,290,000	1,390,865
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aaa/A2*	1,510,000	1,624,730
Barren County School District Finance Corporation	4.750	08/01/2022	Aaa/Aa3*	3,085,000	3,210,868
Boone County School District Finance Corporation	5.000	05/01/2023	Aaa/Aa3*	4,070,000	4,319,003
Boone County School District Finance Corporation	5.000	05/01/2024	Aaa/Aa3*	4,265,000	4,505,717
Boone County KY Water - Florence	5.000	12/01/2015	Aaa/AAA*	1,000,000	1,085,780
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aaa/A2*	1,805,000	1,946,079
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aaa/A2*	1,900,000	2,037,712
Boone-Florence County KY Water Supply System Revenue	5.000	12/01/2020	Aaa/AAA*	2,100,000	2,236,437
Boyle County KY Hospital Revenue-Ephraim McDowell Regional	5.800	04/01/2014	Aaa/AAA*	1,000,000	1,018,420
Cambell & Kenton Counties Sanitation District Number 1	5.000	08/01/2017	Aaa/AAA*	1,000,000	1,077,690
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	01/01/2007	Aaa/AAA*	1,000,000	1,054,090
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	AAA*	1,580,000	1,695,609
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA*	2,285,000	2,480,390
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aaa/AA-*	4,100,000	4,195,448
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Aaa/AAA*	780,000	780,055
Greater Ky Housing Assistance Corporation-Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,341,804
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,245,000	1,307,499
Jefferson County KY Health Facilities-Jewish Hospital	5.650	01/01/2017	Aaa/AAA*	3,450,000	3,712,959
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2021	Aaa/AAA*	4,520,000	4,868,854
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Aaa/AAA*	8,675,000	9,330,743
Jefferson County KY School District Finance Corporation	5.125	11/01/2016	Aaa/AAA*	1,000,000	1,074,850
Jefferson County Ky School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*	1,000,000	1,096,150
Jefferson County Ky School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*	2,000,000	2,183,500
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/01/2017	Aaa/AAA*	2,940,000	3,133,070
Jefferson County KY School District Finance Corporation	3.500	01/01/2014	Aaa/AAA*	3,565,000	3,543,218
Jefferson County KY Capital Projects Corporation Revenue	5.375	06/01/2018	Aaa/AAA*	1,500,000	1,625,400
Kenton County School District Finance Corporation	5.000	06/01/2021	Aaa/AA*	4,055,000	4,353,975
Kentucky Economic Development Finance Authority-Ashland Hospital	5.000	02/01/2018	Aaa/AAA*	1,500,000	1,573,620
Kentucky Development Finance Authority-St Clair Medical	5.875	09/01/2013	Aaa	2,000,000	2,056,160
Kentucky Development Finance Authority-St Claire Medical	5.625	09/01/2021	AAA*	2,500,000	2,556,400
Kentucky Development Finance Authority-Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	7,005,375
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/01/2017	A/A*	1,000,000	1,058,870
Kentucky Development Authority-South Central Nursing	6.000	07/01/2027	Aaa/AAA*	2,765,000	3,036,772
Kentucky Development Finance Authority-Baptist Hospital	5.000	08/15/2015	Aaa/AAA*	3,250,000	3,323,288
Kentucky Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,387,586
Kentucky Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,642,706
Kentucky Housing Corporation	5.800	07/01/2013	Aaa/AAA*	865,000	905,949
Kentucky Housing Corporation	5.700	07/01/2017	Aaa/AAA*	500,000	517,610
Kentucky Housing Corporation	5.500	01/01/2015	Aaa/AAA*	1,000,000	1,067,080
Kentucky Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,031,490
Kentucky Housing Corporation	4.850	01/01/2024	Aaa/AAA*	2,000,000	2,048,980
Kentucky State Property & Building Commission Project #64	5.500	05/01/2017	Aaa/AAA*	8,000,000	9,012,160
Kentucky State Property & Building Commission Project #73	5.000	11/01/2021	Aaa/AAA*	1,000,000	1,063,160
Kentucky State Property & Building Commission Project #72	5.375	10/01/2016	Aaa/AAA*	5,000,000	5,681,200
Kentucky State Property & Building Commission Project #72	5.000	10/01/2020	Aaa/AAA*	11,305,000	12,042,990
Kentucky State Property & Building Commission Project #74	5.000	02/01/2020	Aaa/AAA*	4,000,000	4,234,360
Kentucky State Property & Building Commission Project #74	5.000	02/01/2022	Aaa/AAA*	3,000,000	3,160,650
Kentucky State Property & Building	5.000	10/01/2018	Aaa/AAA*	17,750,000	19,872,013
Kentucky State Property & Building Commission Project #83	5.250	10/01/2020	Aaa/AAA*	5,000,000	5,731,100
Kentucky State Property & Building Commission Project #74	5.000	02/01/2019	Aaa/AAA*	3,000,000	3,187,140
Kentucky State Property & Building Commission Project #73	5.500	11/01/2017	Aaa/AAA*	1,000,000	1,130,820
Kentucky State Property & Building Commission Project #73	5.000	11/01/2019	Aaa/AAA*	1,360,000	1,458,165
Kentucky State Property & Building Commission Project #73	5.000	11/01/2020	Aaa/AAA*	3,255,000	3,467,356
Kentucky State Property & Building Commission Project #77	5.250	08/01/2015	Aaa/AAA*	1,140,000	1,294,003
Kentucky State Property & Building Commission Project #77	5.250	08/01/2016	Aaa/AAA*	1,680,000	1,906,951
Kentucky State Property & Building Commission Project #77	5.250	08/01/2018	Aaa/AAA*	4,325,000	4,905,848

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Kentucky State Property & Building Commission Project #79	5.125%	10/01/2016	Aaa/AAA*	$2,040,000	$2,300,998
Kentucky State Property & Building Commission Project #79	5.000	10/01/2021	Aaa/AAA*	5,000,000	5,346,700
Kentucky State Property & Building Commission Project #79	5.000	10/01/2022	Aaa/AAA*	1,500,000	1,596,045
Kentucky State Property & Building Commission Project #79	4.750	10/01/2023	Aaa/AAA*	3,000,000	3,108,450
Kentucky State Property & Building Commission Project #80	5.250	05/01/2018	Aaa/AAA*	2,940,000	3,359,332
Kentucky State Property & Building Commission Project #81	5.000	11/01/2020	Aaa/AAA*	2,560,000	2,740,915
Kentucky State Property & Building Commission Project #81	5.000	11/01/2022	Aaa/AAA*	3,930,000	4,183,682
KY State Turnpike Authority Economic Development Road Revenue	5.150	07/01/2019	Aaa/AAA*	1,000,000	1,086,100
KY Turnpike Economic Development	5.500	07/01/2010	Aaa/AAA*	5,000,000	5,645,650
Letcher County School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*	1,755,000	1,874,463
Letcher County School District Finance Corporation	5.000	06/01/2024	Aaa/Aa3*	1,930,000	2,039,759
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2015	Aaa/AAA*	1,770,000	1,934,752
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2017	Aaa/AAA*	1,830,000	1,995,139
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2018	Aaa/AAA*	2,135,000	2,324,631
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2019	Aaa/AAA*	2,415,000	2,627,810
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	Aaa/AAA*	2,500,000	2,682,575
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	Aaa/AAA*	10,000,000	10,056,000
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*	2,655,000	2,982,494
Louisville & Jefferson County Visitors & Convention Center	4.500	12/01/2023	Aaa/AAA*	2,340,000	2,381,792
Louisville & Jefferson County Visitors & Convention Center	4.500	12/01/2024	Aaa/AAA*	2,250,000	2,286,113
Louisville & Jefferson County Visitors & Convention Center	4.600	12/01/2025	Aaa/AAA*	1,490,000	1,515,121
Louisville KY G.O. Series A	5.000	10/01/2020	Aaa/AAA*	7,165,000	7,618,330
Louisville Health Care Facilities	6.650	12/20/2030	Aaa	5,067,000	5,677,979
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	Aaa/AAA*	1,000,000	1,068,650
Madison County School District Finance Corporation	4.500	04/01/2016	Aaa/AAA*	695,000	726,901
Marshall County School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*	1,400,000	1,495,298
McCracken County School District Finance Corporation	4.650	07/01/2019	Aaa/AAA*	1,655,000	1,725,189
McCracken County School District Finance Corporation	4.700	07/01/2020	Aaa/AAA*	1,725,000	1,796,898
McCracken County School District Finance Corporation	5.000	07/01/2022	Aaa/AAA*	4,000,000	4,225,120
McCreary County Courthouse & Public Square Corporation Revenue	5.400	09/01/2020	AAA*	1,550,000	1,725,538
Nelson County School District Finance Corporation	4.500	04/01/2021	Aaa/Aa3*	1,130,000	1,158,905
Nelson County School District Finance Corporation	4.500	04/01/2023	Aaa/Aa3*	2,505,000	2,548,036
Northern KY University Certificate of Participation	4.900	12/01/2021	Aaa	2,725,000	2,865,365
Northern KY University Certificate of Participation	5.000	12/01/2024	Aaa	2,000,000	2,098,500
Northern KY Water District Revenue	4.750	02/01/2019	Aaa/AAA*	1,000,000	1,045,830
Northern KY Water District Revenue Series A	5.000	02/01/2020	Aaa/A2*	3,080,000	3,260,457
Northern Kentucky Water District	5.000	02/01/2021	Aaa/AAA*	2,635,000	2,787,698
Northern Kentucky Water District	4.000	02/01/2019	Aaa	1,275,000	1,274,962
Northern Kentucky Water District	4.125	02/01/2020	Aaa	1,325,000	1,332,102
Northern Kentucky Water District	4.125	02/01/2021	Aaa	1,380,000	1,379,144
Northern Kentucky Water District	4.500	02/01/2022	Aaa/A2*	1,385,000	1,409,792
Northern Kentucky Water District	4.500	02/01/2024	Aaa/A2*	1,035,000	1,049,449
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	09/20/2012	AAA*	200,000	213,632
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	01/20/2019	AAA*	3,110,000	3,331,152
Shelby County School District Finance Corporation	5.000	05/01/2022	Aaa/Aa3*	1,815,000	1,937,603
Shelbyville KY Certificate of Participation	5.150	07/01/2018	Aaa	4,165,000	4,541,308
Spencer County School District Finance Corporation	5.000	07/01/2023	Aaa/Aa3*	1,000,000	1,062,130
University of Kentucky Consolidated Educational Buildings	5.750	05/01/2015	Aaa/AAA*	1,850,000	1,911,661
University of Kentucky Consolidated Education	5.000	05/01/2015	Aaa/AAA*	1,305,000	1,440,811
University of Kentucky Housing and Dining	4.400	06/01/2017	Aaa/Aa3*	2,815,000	2,917,100
Warren County Ky Hospital Facility Revenue	4.625	04/01/2012	Aaa/AAA*	1,500,000	1,572,285
Warren County KY Hospital Facility Revenue	5.000	04/01/2016	Aaa/AAA*	1,000,000	1,063,790
Warren County Ky Hospital Facility Revenue	5.000	04/01/2017	Aaa/AAA*	1,000,000	1,055,840

					318,309,123
LEASE REVENUE BONDS
18.84% of Net Assets
Boone County Ky School District Finance Corporation	5.500	09/01/2019	Aa3	1,860,000	2,059,169
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,349,064
Boone County School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,111,386
Boone County School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,175,530

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Bullitt County KY School District Finance Corporation	5.000%	07/01/2021	Aa3	$1,000,000	$1,059,750
Christian County Ky Public Courthouse Lease Revenue	5.125	08/01/2017	Aa3	1,090,000	1,172,437
Christian County Ky Public Courthouse Lease Revenue	5.125	08/01/2018	Aa3	1,145,000	1,233,463
Covington Independent School District Finance Corporation	5.250	06/01/2019	Aa3	1,225,000	1,320,403
Danville Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,950,000	1,967,960
Davies County School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,231,761
Estill County KY School District Finance Corporation	5.875	08/01/2016	Aa3	1,780,000	1,919,089
Fayette County KY School District Financial Corporation	5.375	01/01/2017	AA3/AA-*	1,300,000	1,406,821
Franklin County School Districk Finance Corporation	4.200	05/01/2023	Aa3	2,195,000	2,150,859
Franklin County KY School District Building Revenue	4.000	03/01/2017	Aa3	1,690,000	1,698,957
Green County Ky School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,146,704
Greenup County School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,713,608
Hardin County KY School District Finance Corporation	6.000	07/01/2016	Aa3	1,025,000	1,101,680
Harlan KY Independent School District Finance Corporation	6.000	05/01/2015	Aa3	275,000	284,070
Hopkins County School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,462,908
Jessamine County KY School District Finance Corporation	5.375	01/01/2017	Aa3/A+*	1,500,000	1,572,045
Kenton County School District Finance Corporation	5.375	03/01/2017	A+*	4,300,000	4,625,252
KY Area Development Districts Lease City of Ewing	5.700	06/01/2015	AA*	1,500,000	1,641,075
Kentucky Area Development Districts Financing Lease-Ewing	5.600	06/01/2022	AA*	1,055,000	1,167,083
KY Area Development Districts Financing Trust Lease	5.350	12/01/2022	AA*	2,560,000	2,787,686
Kentucky Area Development Districts Financing Lease Program	5.400	12/01/2021	AA*	710,000	787,404
Kentucky Area Development Districts Financing Lease - City	5.400	12/01/2021	AA*	1,095,000	1,214,377
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	A+*	400,000	404,088
Kentucky Infrastructure Authority	6.375	08/01/2014	Aa3/A*	700,000	731,997
Kentucky Infrastructure Authority Series A	5.000	06/01/2019	Aa3/AA-*	1,000,000	1,065,970
Kentucky Infrastructure Authority	5.000	06/01/2017	Aa3/A*	1,035,000	1,104,097
KY State Property & Buildings Commission Revenue #67	5.375	09/01/2019	Aa3/AA-*	3,475,000	3,923,240
Kentucky State Property & Building #68	5.250	10/01/2018	Aa3/A+*	1,500,000	1,632,075
Kentucky State Property & Building #68	5.000	10/01/2019	Aa3/AA-*	5,500,000	5,851,175
KY State Property & Building Commission #73	5.500	11/01/2013	Aa3/AA-*	1,500,000	1,688,610
Laurel County KY School District Finance Corporation	5.600	03/01/2017	Aa3	1,000,000	1,081,890
Laurel County School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,424,338
Lexington-Fayette Urban County Government General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,037,530
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,206,425
Montgomery County School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,116,551
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,219,287
Pendleton County KY Multi-County Lease Revenue	6.500	03/01/2019	A*	34,500,000	34,974,708
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	A	3,000,000	3,659,400
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,220,632
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,978,039
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,070,570
Richmond KY Court Facilities Corporation Revenue	5.250	02/01/2019	AA*	1,035,000	1,094,554
Scott County School District	5.000	03/01/2021	Aa3	1,240,000	1,317,897
^Three Forks Public Property Corporation - Regional Detention	5.500	12/01/2020	BBB*	2,350,000	2,239,715
Trigg County School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,755,114
Whitley County School Finance	4.800	02/01/2021	Aa3	800,000	835,576
Woodford County School District Financing Corporation	3.625	07/01/2017	Aa3	1,250,000	1,206,625

					123,200,644
ESCROWED TO MATURITY BONDS
6.53% of Net Assets
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	06/01/2012	Baa1	2,170,000	2,486,994
Jefferson County KY Health Facilities Services - Alliant Health	5.125	10/01/2018	Aaa/AAA*	33,000,000	34,989,570
Jefferson County KY Health Facilities Alliant Health Services	5.125	10/01/2017	Aaa/AAA*	4,980,000	5,199,319

					42,675,883
PUBLIC FACILITIES REVENUE BONDS
6.30% of Net Assets
Boone County KY Public Property Corporation-AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,073,480
Boone County KY Public Property Corporation - Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,885,695
Calloway County Public Property Corporation-Courthouse	5.625	03/01/2018	A	1,000,000	1,080,200
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	09/01/2011	NR	545,000	574,986

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Florence KY Public Property Corporation Revenue	5.250%	03/01/2017	A3	$1,060,000	$1,102,199
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2015	A2	1,305,000	1,404,023
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2016	A2	1,380,000	1,484,714
Kentucky State Property & Building Commission Project #63	5.100	11/01/2018	Aa3/AA-*	2,000,000	2,211,280
KY State Property & Buildings Community Revenues #67	5.125	09/01/2018	Aa3/AA-*	1,000,000	1,113,240
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.100	03/01/2008	Aa	1,500,000	1,511,910
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.150	03/01/2013	Aa	17,860,000	18,001,451
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.200	03/01/2018	Aa	14,500,000	14,615,565
Oldham County KY Public Facilities Construction Corporation	5.250	06/01/2017	A+*	1,060,000	1,117,516

					47,176,259
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.16% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800	07/01/2011	A-*	270,000	284,205
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	07/01/2017	A-*	5,000,000	5,263,200
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	07/01/2013	A-*	2,870,000	3,020,646
Crittenden County Healthcare Facilities	6.300	01/01/2016	NR	2,095,000	2,162,543
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2011	A1/AA-*	1,200,000	1,283,340
Kentucky Development Finance Authority Green River	6.000	11/01/2010	Aa3	1,000,000	1,061,800
Kentucky Economic Development Finance Authority Catholic	5.500	09/01/2014	Aa3/AA-*	1,375,000	1,504,663
Kentucky Development Finance Authority Hospital-Appalachalian	5.850	10/01/2017	BB	1,000,000	972,780
Kentucky Development Finance Authority-Catholic Health	5.000	12/01/2018	Aa2/AA*	6,950,000	7,275,747
Kentucky Development Financial Authority Catholic Health	5.750	12/01/2015	Aa2/AA*	2,000,000	2,196,260
Kentucky Economic Development Finance Authority Revenue	5.250	09/01/2021	Aa2/AA*	2,000,000	2,101,880
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/01/2010	BBB+	7,000,000	7,548,030
Kentucky Economic Development Finance Authority - Catholic	5.125	10/01/2021	A1/AA-*	1,000,000	1,069,270
Madison County Ky Industrial Building Revenue - McCready	5.500	06/01/2020	AA*	1,785,000	1,965,124
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	09/20/2027	AAA	2,435,000	2,588,283

					40,297,771
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.70% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project	6.650	08/01/2009	Baa2	8,835,000	9,102,259
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/01/2009	Baa2	1,000,000	1,080,820
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	03/01/2017	nr	1,920,000	2,059,104
Jefferson County KY Pollution Control Revenue-E I DuPont	6.300	07/01/2012	Aa3/AA-*	3,500,000	3,588,865
Kentucky League of Cities-Ashland Series	6.250	08/01/2017	A-	1,550,000	1,582,023
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	270,000	271,350

					17,684,421
GENERAL OBLIGATION BONDS
2.65% of Net Assets
Bowling Green KY General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,097,920
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2/AA-*	1,290,000	1,345,934
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,433,596
Jefferson County Series A	4.900	12/01/2018	Aa2/AA*	1,605,000	1,703,290
Kentucky Area Development Districts Financing	4.700	06/01/2024	AA*	2,625,000	2,676,083
Kentucky State Property & Buildings Commission Project #62	4.625	09/01/2013	Aa3/AA-*	2,750,000	2,902,955
Lexington Fayette Urban County Government Detention Center	4.750	05/01/2018	Aa2/AA+*	3,120,000	3,257,374
Louisville KY General Obligation	5.000	11/01/2019	Aa3/AA-*	1,775,000	1,917,497

					17,334,649
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.62% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	A/A*	2,615,000	2,821,507
Kentucky Housing Corporation	4.550	07/01/2024	Aaa/AAA*	6,000,000	6,018,900
KY State Property & Buildings Community Revenue Project #67	5.125	09/01/2016	Aa3/AA-*	1,000,000	1,116,560
Louisville Housing Assistance Mortgage Corp Rivertown Project	5.100	01/01/2024	Aa2	655,000	655,000

					10,611,967
PREREFUNDED BONDS
1.50% of Net Assets
Elsmere KY Industrial Development Revenue-Courtaulds plc	6.750	04/01/2010	NR	2,000,000	2,065,000
Floyd County KY Public Property Revenue-Justice Center	6.125	09/01/2018	A+	1,240,000	1,325,734
Jefferson County Ky Improvement	6.000	04/01/2020	Aa2/AA*	1,985,000	2,264,230

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Jefferson County KY Capital Projects Corporation Revenue	5.600%	04/01/2014	AAA/Aaa*	$1,000,000	$1,063,180
Junction City KY College Revenue-Center College Project	5.875	04/01/2017	A2	1,000,000	1,101,340
Powell County KY School District Finance Corporation	5.900	08/01/2016	Aa3	1,185,000	1,239,000
Union County KY Public Property Corporation	6.125	09/01/2015	NR	700,000	733,684

					9,792,168
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.48% of Net Assets
Berea Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,164,443
Georgetown College Project Series A	6.000	11/15/2016	A	1,000,000	1,091,860
Georgetown College Project Series A	6.250	11/15/2020	A	4,000,000	4,360,160
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,076,040

					9,692,503
CERTIFICATES OF PARTICIPATION BONDS
.73% of Net Assets
Jeffersontown KY Certificate of Participation	6.500	09/01/2009	A3	1,060,000	1,084,115
Jeffersontown KY Certificate of Participation	5.750	11/01/2015	A3	1,095,000	1,167,171
Shelbyville KY Certificates of Participation	5.350	10/01/2013	NR	1,295,000	1,371,029
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,174,488

					4,796,803
MUNICIPAL UTILITY REVENUE BONDS
.28% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	01/01/2007	BBB-	575,000	575,000
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA*	1,140,000	1,260,703

					1,835,703

Total Investments (cost $614,731,057)(a) - 97.48% of Net Assets					$643,407,894

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.
^	Security in technical default paying principal and interest
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$29,873,936
Unrealized depreciation	(1,197,100)

Net unrealized appreciation	$28,676,836

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES		UNAUDITED
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (Cost: $614,731,057)		$643,407,894
Cash		7,992,804
Receivable from investments sold		90,000
Interest receivable		9,535,252

Total assets		661,025,950
LIABILITIES:
Payable for:
Distributions	6,747,883
Fund shares redeemed	57,819
Investment advisory fee	292,906
Accrued expenses	117,611

Total liabilities		7,216,219

NET ASSETS:
Capital		627,341,060
Net accumulated realized loss on investment transactions		(2,208,165)
Net unrealized appreciation in value of investments		28,676,836

Net assets at value		$653,809,731

NET ASSET VALUE, offering price and redemption price per share ($653,809,731 -:- 85,332,864 shares outstanding; unlimited number of shares authorized; no par value)		$7.66

STATEMENT OF OPERATIONS

For the six months ended December 31, 2004

Net investment income:
Interest income	$15,634,928

Expenses:
Investment advisory fee	1,322,805
Transfer agent fee	391,744
Professional fees	70,120
Custodian and interest expense	39,628
Trustee fees	27,867
Other expenses	65,494

Total expenses	1,917,658
Custodian and interest expense reductions	(39,628)

Net expenses	1,878,030

Net investment income	13,756,898

Realized and unrealized gain/(loss) on investments:
Net realized loss	(336,808)
Net increase in unrealized appreciation	14,672,678

Net realized and unrealized loss on investments	14,335,870

Net increase in net assets resulting from operations	$28,092,768

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2004 and the year ended June 30, 2004

	Six months 12/31/04	Year ended 6/30/04
Increase in net assets:
Operations:
Net investment income	$13,756,899	$26,976,997
Net realized gain on investments	(336,808)	483,422
Net increase/(decrease) in unrealized appreciation	14,672,678	(20,739,097)

Net increase in net assets resulting from operations	28,092,769	6,721,322
Distributions to shareholders from net investment income	(13,756,899)	(26,976,997)
Net fund share transactions	25,117,028	22,019,390

Total increase	39,452,898	1,763,715
Net assets:
Beginning of year	614,356,833	612,593,118

End of year	$653,809,731	$614,356,833

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	Six months 12/31/04	2004	2003	2002	2001
Net asset value, beginning of year	$7.49	$7.73	$7.48	$7.41	$7.22

Income from investment operations:
Net investment income	0.10	0.33	0.34	0.36	0.37
Net gains/(losses) on securities, both realized and unrealized	0.19	(0.24)	0.25	0.07	0.19

Total from investment operations	0.29	0.09	0.59	0.43	0.56
Less distributions:
Distributions from net investment income	(0.10)	(0.33)	(0.34)	(0.36)	(0.37)

Net asset value, end of year	$7.68	$7.49	$7.73	$7.48	$7.41

Total return	4.06%	1.23%	8.04%	5.93%	7.94%
Net assets, end of year (in thousands)	$645,601	$614,357	$61,259	$535,356	$467,236
Ratio of net expenses to average net assets (a)	0.15%	0.58%	0.58%	0.59%	0.60%
Ratio of net investment income to average net assets	1.08%	4.37%	4.45%	4.84%	5.05%
Portfolio turnover	2.30%	7.89%	10.69%	9.99%	9.06%

(a)	Percentages before custodian and interest expense reductions were:

.29% for the six months ended December 31, 2004, .60% for 2004, .60% for 2003, .61% for 2002, and .62% for 2001.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
51.70% of Net Assets
Ballard County KY School District Finance Corporation	3.500%	06/01/2010	Aaa	$1,620,000	$1,665,078
Boone County School District Finance Corporation Series B	3.750	05/01/2008	Aaa/AAA*	1,190,000	1,244,633
Boone-Florence Water Supply System Revenue	4.300	12/01/2011	Aaa/AAA*	505,000	538,239
Carrollton & Henderson KY Public Energy Authority Gas Revene	5.000	01/01/2006	Aaa/AAA*	1,000,000	1,031,160
Carrollton & Henderson KY Public Energy Authority Gas Revene	5.000	01/01/2009	Aaa/AAA*	3,650,000	3,972,040
Carrollton & Henderson KY Public Energy Authority Gas Revene	4.200	01/01/2006	Aaa/AAA*	750,000	767,453
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA*	500,000	533,125
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	Aaa	1,050,000	1,075,263
Jefferson County KY Health Facility University Medical Ctr	5.000	07/01/2008	Aaa/AAA*	300,000	323,010
Jefferson County KY School District Finance Corporation S:A	4.900	01/01/2008	Aaa/AAA*	550,000	591,883
Jefferson County KY School District Finance Corporation S:A	5.000	01/01/2009	Aaa/AAA*	750,000	817,958
Jefferson County School District Finance Corporation S:A	3.125	01/01/2011	Aaa/AAA*	2,240,000	2,241,814
Jefferson County KY Capital Project Corporation Lease Revenue A	5.500	04/01/2005	Aaa/AAA*	365,000	368,526
Kentucky Asset/Liability Community General Fund Revenue Bond	5.000	07/15/2009	Aaa/AAA*	1,000,000	1,097,170
KY Asset/Liability Community General Fund Project Notes	5.000	07/15/2010	Aaa/AAA*	1,000,000	1,104,030
KY Economic Development Finance Authority Baptist Hlth System	4.750	08/15/2005	Aaa/AAA*	4,000,000	4,067,320
Kentucky Economic Development Finance Authority Ashland Hospital	5.000	02/01/2005	Aaa/AAA*	500,000	501,360
KY Economic Development Finance Authority Ashland Hospital	5.000	02/01/2010	Aaa/AAA*	1,000,000	1,093,610
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/01/2007	A/A*	1,000,000	1,067,920
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	A*	1,000,000	1,080,320
KY State Property & Building Commission Project #69 Series D	5.500	08/01/2008	Aaa/AAA*	1,140,000	1,262,276
KY State Property & Building Commission Project #69	5.000	08/01/2008	Aaa/AAA*	1,320,000	1,439,038
KY State Property & Building Commission Project #69-Series B	5.000	08/01/2009	Aaa/AAA*	1,620,000	1,778,112
KY State Property & Building Commission Project #65	5.750	02/01/2009	Aaa/AAA*	750,000	840,323
KY State Property & Building Commission Project #74	5.375	02/01/2011	Aaa/AAA*	1,005,000	1,129,660
KY State Property & Building Commission Project #73 Series D	5.500	08/01/2007	Aaa/AAA*	2,000,000	2,161,660
KY State Property & Building Commission Project #82	5.000	10/01/2007	Aaa/AAA*	1,180,000	1,264,063
KY State Property & Building Commission Project #81	5.000	11/01/2009	Aaa/AAA*	1,010,000	1,111,667
KY State Property & Building Commission Project #74	5.375	02/01/2009	Aaa/AAA*	1,000,000	1,106,000
KY Turnpike Authority Economic Development Road Revenue	5.500	07/01/2007	Aaa/AAA*	3,000,000	3,241,050
KY State Turnpike Authority Revitaliation Projects	5.500	07/01/2009	Aaa/AAA*	3,775,000	4,220,035
KY State Turnpike Authority Revitalization Project Series A	5.500	07/01/2010	Aaa/AAA*	1,000,000	1,129,130
Louisville Jefferson County KY Visitors Convention Center	5.000	12/01/2010	Aaa/AAA*	1,350,000	1,496,111
Marion County Ky Alliant Health System Revenue	4.200	10/01/2007	Aaa/AAA*	325,000	342,063
Northern KY University Certificates of Participation Student Housing	5.000	12/01/2007	Aaa/AAA*	1,190,000	1,280,107
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,082,134
University Of KY Consolidated Education Building Series S	3.500	05/01/2010	Aaa/AAA*	1,190,000	1,222,047
University Of KY Consolidated Education Building Series S	3.500	05/01/2011	Aaa/AAA*	1,040,000	1,058,918

					52,346,306
LEASE REVENUE BONDS
15.53% of Net Assets
Harlan County School District Finance Corporation	5.000	09/01/2009	Aa3/A+*	500,000	547,785
Jefferson County Ky School District Finance Corporation S:B	4.400	02/01/2008	Aa3/AA-*	500,000	530,765
Kenton County KY School District Finance Corporation	5.200	03/01/2005	Aa3/AA*	500,000	502,900
Kentucky Asset/Liability Community General Fund Project Notes	5.000	02/01/2007	Aa3/AA-*	500,000	527,295
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	1,300,000	1,432,093
KY Infrastructure Authority Series A	5.000	06/01/2010	Aa3/AA-*	2,000,000	2,204,860
KY Infrastructure Authority Government Agency Program Series:K	4.000	08/01/2010	A-*	1,000,000	1,052,080
KY Infrastructure Authority Revolving Fund Program Series L	5.000	06/01/2006	Aa3/AA-*	415,000	431,231
Kentucky State Property & Building Commission Project #71	5.500	08/01/2008	Aa3/AA-*	10,000	11,047
Kentucky State Property & Building Commission Project #60	5.500	10/01/2008	Aa3/AA-*	500,000	554,110
Kentucky State Property & Building Commission Project #73	3.700	11/01/2008	Aa3/AA-*	1,000,000	1,044,320
Kentucky State Property & Building Commission Project #73	5.250	11/01/2009	Aa3/AA-*	1,790,000	1,988,601
Kentucky State Property & Building Commission Project #73	5.250	11/01/2010	Aa3/A+*	3,000,000	3,358,620
Laurel County School District Finance Corporation	4.600	03/01/2010	Aa3	1,000,000	1,063,950
Madison County School District Finance Corporation Revenue	3.500	05/01/2013	Aa3/AA*	470,000	469,981

					15,719,638
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.72% of Net Assets
Kentucky Economic Development Finance Authority Catholic Health	4.250	10/01/2009	A1/AA-*	255,000	267,850
Kentucky Economic Development Finance Authority Catholic Health	4.500	10/01/2011	A1/AA-*	1,000,000	1,055,910

the accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Kentucky Economic Development Finance Authority Catholic Health	5.500%	12/01/2006	Aa2/AA*	$1,790,000	$1,895,019
Kentucky Economic Development Finance Authority Catholic Health	5.500	12/01/2010	Aa2/AA*	2,100,000	2,337,216
Kentucky Economic Development Finance Authority Catholic Health	5.750	12/01/2015	Aa2/AA*	2,000,000	2,196,260
Kentucky Economic Development Finance Authority Norton Health	6.125	10/01/2010	BBB+*	1,000,000	1,078,290

					8,830,545

ESCROWED TO MATURITY BONDS
6.51% of Net Assets
Jefferson County KY Capital Projects Corporation Revenue	6.375	12/01/2007	NR	1,500,000	1,668,285
Kentucky State Property & Building Commission Project #71	5.500	08/01/2008	Aaa/AAA*	4,440,000	4,927,512

					6,595,797

GENERAL OBLIGATION BONDS
5.26% of Net Assets
Jefferson Co General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	2,982,109
Lexington-Fayette Urban County Government General Obligation	3.125	02/01/2011	Aa2/AA+*	1,165,000	1,164,651
Lexington-Fayette Urban County Government General Obligation	3.625	07/01/2010	Aa2/AA+*	1,135,000	1,174,214

					5,320,974

MUNICIPAL UTILITY REVENUE BONDS
4.50% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue	2.300	07/01/2007	Baa1	1,040,000	1,042,506
Lexington-Fayette Urban County Government Ky Sewer System B	5.000	07/01/2007	Aa3/AA*	1,290,000	1,378,043
Louisville KY Waterworks Board Water System Revenue Refunding	4.250	11/15/2007	Aa1/AA*	1,000,000	1,055,870
Louisville KY Waterworks Board Water System Revenue Bonds	4.500	11/15/2010	Aa1/AA*	1,000,000	1,081,300

					4,557,719

PREREFUNDED BONDS
3.21% of Net Assets
Kentucky State Property & Building Commission Project #66	5.700	05/01/2018	Aaa/AAA*	1,430,000	1,625,710
Kentucky State Property & Building Commission Project #59	5.600	11/01/2007	Aa3/AA*	1,550,000	1,627,392

					3,253,102

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.32% of Net Assets
Ashland KY Pollution Control Revenue Ashland Oil Project	6.650	08/01/2009	Baa2	1,500,000	1,545,375
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Baa2	500,000	539,950
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	265,000	266,325

					2,351,650

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.00% of Net Assets
Murray State University Revenue Series G Second Series	5.600	05/01/2006	A2/A*	1,000,000	1,012,980

					1,012,980

CERTIFICATES OF PARTICIPATION BONDS
.53% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/01/2007	NR	510,000	537,856

					537,856

Total Investments (cost $97,751,017)(a) - 99.28% of Net Assets					$100,526,567

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,965,819
Unrealized depreciation	(190,269)

Net unrealized appreciation	$2,775,550

the accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES		UNAUDITED
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (Cost: $97,751,017)		$100,526,567
Cash		84,221
Receivable from fund shares sold		8,170
Interest receivable		1,455,522

Total assets		102,074,480
LIABILITIES:
Payable for:
Distributions	$243,219
Investment advisory fee	42,648
Transfer agent fee	10,789
Other fees	6,996
Notes payable	523,000

Total liabilities		826,652

NET ASSETS:
Capital		99,589,531
Net accumulated realized loss on investment transactions		(1,117,252)
Net unrealized appreciation in value of investments		2,775,550

Net assets at value		$101,247,829

NET ASSET VALUE, offering price and redemption price per share ($101,247,829 -:- 18,967,109 shares outstanding; unlimited number of shares authorized; no par value)		$5.34

STATEMENT OF OPERATIONS

For the six month ended December 31, 2004

Net investment income:
Interest income	$1,815,154

Expenses:
Investment advisory fee	254,435
Transfer agent fee	64,164
Professional fees	11,017
Custodian and interest expense	13,542
Trustee fees	4,406
Other expenses	17,392

Total expenses	364,956
Custodian and interest expense reductions	(13,542)

Net expenses	351,414

Net investment income	1,463,740

Realized and unrealized gain on investments:
Net increase in unrealized appreciation	1,297,651

Net realized and unrealized gain on investments	1,297,651

Net increase in net assets resulting from operations	$2,761,391

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2004 and the year ended June 30, 2004

	6 months 12/31/04	Year ended 2004
Increase in net assets:
Operations:
Net investment income	$1,463,740	$3,054,917
Net realized (loss) on investments	0	(373,931)
Net increase/(decrease) in unrealized appreciation	1,297,651	(2,916,307)

Net increase/(decrease) in net assets resulting from operations	2,761,391	(235,321)
Distributions to shareholders from net investment income	(1,463,740)	(3,054,917)
Net fund share transactions	2,378,750	1,332,326

Total increase/(decrease)	3,676,401	(1,957,912)
Net assets:
Beginning of year	97,571,428	99,529,340

End of year	$101,247,829	$97,571,428

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	Six months 12/31/04	2004	2003	2002	2001
Net asset value, beginning of year	$5.27	$5.44	$5.30	$5.22	$5.09

Income from investment operations:
Net investment income	0.08	0.16	0.19	0.20	0.23
Net gains/(losses) on securities, both realized and unrealized	0.07	-0.17	0.14	0.08	0.13

Total from investment operations	0.15	(0.01)	0.33	0.28	0.36
Less distributions:
Distributions from net investment income	(0.08)	(0.16)	(0.19)	(0.20)	(0.23)

Net asset value, end of year	$5.34	$5.27	$5.44	$5.30	$5.22

Total return	(2.81)%	(0.19)%	6.23%	5.50%	7.18%
Net assets, end of year (in thousands)	$101,248	$97,571	$99,529	$80,082	$55,555
Ratio of net expenses to average net assets (a)	0.35%	0.68%	0.69%	0.69%	0.70%
Ratio of net investment income to average net assets	1.45%	2.98%	3.43%	3.82%	4.42%
Portfolio turnover	1.17%	18.63%	22.30%	8.04%	22.40%

(a)	Percentages before custodian and interest expense reductions were:

.36% for the six months ended December 31, 2004, .72% for 2004, .71% for 2003, .71% for 2002, and .72% for 2001.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS	UNAUDITED

Mississippi Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
69.02% of Net Assets
Winston County MS Urban Renewal Revenue	5.150%	12/01/2017	AAA*	$15,000	$16,072
Walnut Grove Correctional Authority Certificates of Participation	6.000	11/01/2019	Aaa/AAA*	90,000	104,772
University MS Educational Building - Stadium A	5.500	12/01/2017	Aaa/AAA*	5,000	5,399
Tupelo MS Public School District	5.375	11/01/2015	Aaa/AAA*	20,000	21,836
Stone County MS School District	4.000	06/01/2016	Aaa/AAA*	100,000	100,975
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa	10,000	11,336
Southern MS Education Building Corporation Revenue MS	5.100	03/01/2020	Aaa/AAA*	70,000	74,708
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Aaa	200,000	203,709
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa	30,000	31,916
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa	100,000	97,388
Natchez MS Water & Sewer System Revenue	5.700	08/01/2017	Aaa/AAA*	150,000	160,701
MS State University Educational Building Corporate Revenue	4.000	08/01/2015	Aaa	65,000	66,296
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa	75,000	84,171
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA*	45,000	48,549
MS Home Corporation Housing Revenue - 8A	4.750	12/01/2018	A*	125,000	126,080
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa	100,000	101,419
MS Development Bank Special Obligation Wastewater	5.375	02/01/2021	Aaa/AAA*	100,000	109,848
MS Development Bank Special Obligation Jackson Water/Sewer	4.750	09/01/2019	Aaa/AAA*	100,000	105,302
MS Development BK Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA*	10,000	11,428
MS Development BK Special Obligation Natchez Convention Center	5.800	07/01/2019	Aaa/AAA*	25,000	28,903
MS Development BK Special Obligation Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA*	10,000	10,846
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA*	100,000	107,071
Ms Development BK Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA*	25,000	27,793
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	Aaa/AAA*	150,000	163,143
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	Aaa/AAA*	75,000	90,154
MS Development Bank Special Obligation Madison County	5.250	06/01/2024	Aaa	50,000	53,909
MS Development - Madison County Road & Bridge Project	5.250	06/01/2023	Aaa	50,000	53,946
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	AAA*	5,000	5,711
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	AAA*	30,000	32,840
MS Development Bank Special Obligation Desoto County	5.000	11/01/2022	Aaa/AAA*	25,000	26,292
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA*	10,000	11,091
MS Development Bank Special Obligation Gulfport Water Sewer	5.625	07/01/2024	Aaa/AAA*	105,000	118,179
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	AAA*	50,000	52,458
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	AAA*	50,000	53,264
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Aaa/AAA*	100,000	101,356
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	AAA*	100,000	115,564
Madison County MS School District - Series A	5.250	09/01/2020	Aaa/AAA*	25,000	27,069
Jackson MS Water & Sewer System Revenue	5.250	09/01/2020	Aaa/AAA*	50,000	54,138
Jackson MS Public School District Limited Tax Notes	5.375	10/01/2020	Aaa	20,000	21,860
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA*	30,000	33,365
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa	75,000	81,326
De Soto County MS School District	4.500	04/04/2016	Aaa	30,000	31,387

					2,783,570
GENERAL OBLIGATION BONDS
16.10% of Net Assets
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	11,016
MS State Refunded - Series A	5.250	11/01/2019	Aa3/AA*	200,000	227,754
Mississippi State General Obligation Series A	5.500	12/01/2015	Aa3/AA*	100,000	116,042
Mississippi State	5.100	11/15/2012	Aa3/AA*	10,000	11,246
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	BBB+*	145,000	145,766
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	21,987
Horn Lake Special Assessment Improvement Bonds-Desoto	5.400	04/15/2020	A-*	25,000	26,362
Hinds County MS School District	4.750	03/01/2015	NR	50,000	52,231
Biloxi MS Tax Increment - LTD Obligation - Series A	5.900	10/01/2019	A*	35,000	36,934

					649,338
PREREFUNDED BONDS
7.88% of Net Assets
MS State Capital Improvements	5.000	11/01/2021	Aa3/AA*	100,000	111,485
MS State Capital Improvements	5.000	11/01/2020	Aa3/AA*	50,000	55,743

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS	UNAUDITED

Mississippi Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
MS State Capital Improvements	5.000%	11/01/2018	AA*	$125,000	$139,356
MS Development BK Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	11,375

					317,959
MUNICIPAL UTILITY REVENUE BONDS
1.61% of Net Assets
MS Development Bank Special Obligation-Bay St Louis	5.375	07/01/2014	A*	10,000	10,655
MS Development Bank Special Obligation Okolona Electric	5.350	07/01/2021	A*	50,000	54,157

					64,812
ESCROWED TO MATURITY BONDS
1.43% of Net Assets
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	AAA*	25,000	30,034
Harrison County MS Wastewater Management District	5.000	02/01/2015	Aaa/AAA*	25,000	27,825

					57,859
PUBLIC FACILITIES REVENUE BONDS
1.30% of Net Assets
Vicksburg Warren MS School District	4.700	02/01/2017	AA-*	40,000	41,213
Mississippi Development Bank Special Obligation - Southaven	6.200	03/01/2020	A*	10,000	11,278

					52,491
CERTIFICATES OF PARTICIPATION BONDS
1.04% of Net Assets
Monroe County MS Certificates of Participation Jail Project	5.050	04/01/2020	Aaa	40,000	42,540

					42,540

Total Investments (cost $3,766,117)(a) - 98.38% of Net Assets					$3,968,569

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$203,005
Unrealized depreciation	(553)

Net unrealized appreciation	$202,452

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES		UNAUDITED
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (Cost: $3,766,117)		$3,968,569
Cash		46,315
Interest receivable		53,848
Receivable from Adviser		2,869
Prepaid expenses		2,872

Total assets		4,074,473
LIABILITIES:
Payable for:
Distributions	$39,747
Transfer agent fee	1,923

Total liabilities		41,670

NET ASSETS:
Capital		3,829,551
Net accumulated realized gain on investment transactions		800
Net unrealized appreciation in value of investments		202,452

Net assets at value		$4,032,803

NET ASSET VALUE, offering price and redemption price per share ($4,032,803 -:- 343,560 shares outstanding; unlimited number of shares authorized; no par value)		$11.74

STATEMENT OF OPERATIONS

For the six months ended December 31, 2004

Net investment income:
Interest income	$83,056

Expenses:
Investment advisory fee	9,338
Transfer agent fee	2,802
Custodian and interest expense	2,112
Professional fees	1,451
Pricing fees	2,251
Trustee fees	172
Other expenses	605

Total expenses	18,731
Fees waived by Adviser	(9,149)
Custodian and interest expense reductions	(2,112)

Net expenses	7,470

Net investment income	75,586

Realized and unrealized gain on investments:
Net realized gain	739
Net increase in unrealized appreciation	115,097

Net realized and unrealized loss on investments	115,836

Net increase in net assets resulting from operations	$191,422

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2004 and the year ended June 30, 2004

	Six months 12/31/04	Year ended 6/30/04
Increase in net assets:
Operations:
Net investment income	$75,585	$122,010
Net realized gain on investments	739	0
Net increase/(decrease) in unrealized appreciation	115,097	(102,922)

Net increase in net assets resulting from operations	191,421	19,088
Distributions to shareholders from net investment income	(75,585)	(122,010)
Distributions to shareholders from capital gain	0	(691)
Net fund share transactions	770,634	522,051

Total increase	886,470	418,438
Net assets:
Beginning of year	3,146,333	2,727,895

End of year	$4,032,803	$3,146,333

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	Six months 12/31/04	2004	2003	2002	2001
Net asset value, beginning of year	$11.34	$11.74	$11.00	$10.83	$10.35

Income from investment operations:
Net investment income	0.24	0.48	0.50	0.54	0.55
Net gains on securities, both realized and unrealized	0.40	(0.40)	0.74	0.17	0.48

Total from investment operations	0.64	0.08	1.24	0.71	1.03
Less distributions:
Distributions from net investment income	(0.24)	(0.48)	(0.50)	(0.54)	(0.55)

Net asset value, end of year	$11.74	$11.34	$11.74	$11.00	$10.83

Total return	0.92%	0.72%	11.53%	6.67%	10.19%
Net assets, end of year (in thousands)	$4,033	$3,146	$2,728	$1,829	$816
Ratio of net expenses to average net assets (a)	0.20%	0.40%	0.33%	0.27%	0.21%
Ratio of net investment income to average net assets	2.04%	4.16%	4.37%	4.87%	5.18%
Portfolio turnover	3.34%	0.18%	2.36%	3.40%	0.00%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian expense reductions were:

.25% and .06% for the six months ended December 31, 2004, .46% and .17% for 2004, .55% and .20% for 2003, .60% and .37% for 2002, .92% and 1.02% for 2001, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
56.30% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue	5.000%	10/01/2017	Aaa/AAA*	$500,000	$532,020
Charlotte NC Airport Revenue Series A	5.250	07/01/2023	Aaa/AAA*	1,000,000	1,079,110
Cumberland County NC Certificates of Participation Civic Center	5.000	12/01/2018	Aaa/AAA*	500,000	534,040
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	Aa/AA*	1,000,000	1,060,020
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*	250,000	275,923
Dare County NC Certificates of Participation	5.125	06/01/2018	Aaa/AAA*	500,000	542,260
Gaston County NC Certificates of Participation Public Facilities	5.250	12/01/2016	Aaa/AAA*	850,000	912,501
Gastonia NC Combined Utilities Systems Revenue	5.625	05/01/2019	Aaa/AAA*	500,000	559,555
Greenville NC Housing Development Corp Series A	5.800	07/01/2024	Aaa/AAA*	35,000	35,442
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*	1,000,000	1,075,120
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	104,327
New Hanover County NC Certificates of Participation	5.000	12/01/2017	Aaa/AAA*	250,000	270,640
New Hanover County NC Hospital Revenue	5.750	10/01/2026	Aaa/AAA*	100,000	106,779
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*	1,110,000	1,174,125
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aaa/AAA*	1,000,000	1,068,720
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	634,236
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	645,315
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA*	150,000	150,600
NC Eastern Municipal Power Agency Power System Revenue	5.700	01/01/2015	Aaa/AAA*	345,000	373,538
NC Eastern Municipal Power Agency Power System Refunding	5.375	01/01/2024	Aaa/AAA*	1,000,000	1,077,690
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aaa/AAA*	1,000,000	1,210,270
NC Central University Housing System Revenue	5.800	11/01/2018	Aaa/AAA*	50,000	54,204
NC Central University Housing System Revenue	5.800	11/01/2020	Aaa/AAA*	60,000	65,056
NC Municipal Power Agency Number 1 Catawaba Electric	5.250	01/01/2019	Aaa/AAA*	1,000,000	1,095,610
NC Medical Care Community Hospital Revenue-High Point	5.000	10/01/2019	Aaa/AAA*	500,000	530,450
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/01/2020	Aaa/AAA*	350,000	360,185
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	06/01/2017	Aaa/AAA*	500,000	529,875
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/01/2014	Aaa/AAA*	5,000	5,242
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/01/2014	Aaa/AAA*	50,000	53,312
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/01/2018	Aaa/AAA*	80,000	86,452
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*	500,000	532,525
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*	700,000	748,475
Pitt County NC Certificates of Participation Public Facilities	5.850	04/01/2017	Aaa/AAA*	100,000	110,150
Pitt County NC Certificates of Participation Public Facilities	5.500	04/01/2020	Aaa/AAA*	500,000	551,465
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aaa	1,000,000	1,094,670
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aaa	1,000,000	1,060,350
Randolph County NC Certificates of Participation	5.750	06/01/2022	Aaa/AAA*	500,000	569,990
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*	500,000	548,945
University of NC System Pool Revenue Series C	5.000	04/01/2019	Aaa/AAA*	1,000,000	1,077,420
University of NC at Wilmington Dorm & Dining System Revenue	5.400	01/01/2018	Aaa/AAA*	120,000	128,860
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	518,035
University of NC at Winston-Salem Student Services Revenue	5.400	06/01/2012	Aaa/AAA*	10,000	10,358

					23,153,860
HOSPITAL AND HEALTHCARE REVENUE BONDS
14.25% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.750	01/15/2021	Aa3/AA*	250,000	263,230
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.875	01/15/2026	Aa3/AA*	50,000	52,662
Charlotte/Mecklenburg NC Hospital Authority Revenue Bond	5.000	01/15/2017	Aa3/AA*	750,000	789,263
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-*	1,000,000	1,039,770
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	Aa3/AA-*	1,000,000	1,073,740
NC Medical Care Community Hospital Revenue-Duke Univ Hospital	5.250	06/01/2017	Aa3\AA*	900,000	935,874
NC Medical Care Community Hospital Revenue-Duke Univ Hospital	5.250	06/01/2021	Aa3\AA*	150,000	155,597
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	02/15/2019	A1/A+*	150,000	156,509
NC Medical Care Community Hospital Revenue-Pitt County	5.250	12/01/2013	Aa3/AA-*	800,000	869,120
NC Medical Care Community Hospital Revenue-Pitt County	5.000	12/01/2018	Aa3/AA-*	500,000	525,565

					5,861,330
CERTIFICATES OF PARTICIPATION BONDS
8.58% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa3/AA-*	650,000	690,554

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Charlotte NC Certificates of Participation Convention Facilities	5.500%	12/01/2020	Aa2/AA+*	$700,000	$777,924
Charlotte NC Certificates of Participation Convention Facilities	5.250	06/01/2020	Aa2/AA+*	1,000,000	1,090,780
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa2/AA+*	400,000	427,024
Forsyth County NC Certificates of Participation	5.125	10/01/2017	Aa2/AA+*	500,000	543,900

					3,530,182
PREREFUNDED BONDS
7.62% of Net Assets
Fayetteville NC Public Works Community Revenue	5.100	03/01/2015	Aaa/AAA*	400,000	429,364
Greensboro NC Coliseum Complex Improvement	5.700	12/01/2010	A1/AA*	55,000	59,679
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	Aaa/BBB*	15,000	18,298
North Carolina Public Improvement	5.250	03/01/2016	Aaa/AAA*	1,000,000	1,126,590
Union County NC Enterprise System Revenue	5.500	06/01/2021	Aaa/AAA*	245,000	261,533
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2019	A1/AA*	105,000	110,747
Winston-Salem NC Water & Sewer System Revenue	5.125	06/01/2020	Aa2/AAA*	1,000,000	1,127,060

					3,133,271
LEASE REVENUE BONDS
4.52% of Net Assets
New Hanover County NC Hospital Revenue	4.750	10/01/2023	Aaa/AAA*	790,000	793,239
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*	1,000,000	1,064,030

					1,857,269
GENERAL OBLIGATION BONDS
2.65% of Net Assets
Cary NC General Obligation Bond	5.000	03/01/2019	Aaa/AAA*	1,000,000	1,089,890

					1,089,890
PUBLIC FACILITIES REVENUE BONDS
1.95% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa/AA*	700,000	739,305
Shelby NC Combined Enterprise System Revenue	5.625	05/01/2014	Baa1/A-*	20,000	20,641
Shelby NC Combined Enterprise System Revenue	5.625	05/01/2014	Baa1/A-*	40,000	41,273

					801,219
MUNICIPAL UTILITY REVENUE BONDS
1.40% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond	5.250	06/01/2019	Aa1/AA+*	520,000	577,590

					577,590
ESCROWED TO MATURITY BONDS
.85% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AAA*	325,000	348,712

					348,712
STATE AND LOCAL MORTGAGE REVENUE BONDS
.81% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	09/01/2015	Aa/AA*	55,000	56,550
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa/AA*	40,000	41,586
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA+*	60,000	62,125
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	70,000	72,669
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	100,000	100,000

					332,930

Total Investments (cost $38,207,711)(a) - 98.93% of Net Assets					$40,686,253

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,486,187
Unrealized depreciation	(7,648)

Net unrealized appreciation	$2,478,539

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES		UNAUDITED
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (Cost: $38,207,711)		$40,686,249
Cash		388,332
Receivable for investments sold		20,208
Interest receivable		463,345
Prepaid expenses		8,408

Total assets		41,566,542
LIABILITIES:
Payable for:
Distributions	$406,963
Fund shares redeemed	9,668
Investment advisory fee	19,043
Transfer agent fee	5,095

Total liabilities		440,769

NET ASSETS:
Capital		39,782,727
Net accumulated realized loss on investment transactions		(1,135,492)
Net unrealized appreciation in value of investments		2,478,539

Net assets at value		$41,125,774

NET ASSET VALUE, offering price and redemption price per share ($41,125,774 -:- 3,710,706 shares outstanding; unlimited number of shares authorized; no par value)		$11.08

STATEMENT OF OPERATIONS

For the six months ended December 31, 2004

Net investment income:
Interest income	$948,333

Expenses:
Investment advisory fee	100,689
Transfer agent fee	27,183
Custodian and interest expense	4,673
Professional fees	3,733
Trustee fees	1,738
Other expenses	6,011

Total expenses	144,027
Custodian and interest expense reductions	(4,673)

Net expenses	139,354

Net investment income	808,979

Realized and unrealized gain/(loss) on investments:
Net realized loss	(70,518)
Net increase in unrealized appreciation	1,133,512

Net realized and unrealized loss on investments	1,062,994

Net increase in net assets resulting from operations	$1,871,973

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2004 and the year ended June 30, 2004

	Six months 12/31/04	Year ended 6/30/04

Increase in net assets:
Operations:
Net investment income	$808,980	$1,587,134
Net realized loss on investments	(70,518)	(57,527)
Net increase/(decrease) in unrealized appreciation	1,133,512	(1,144,007)

Net increase in net assets resulting from operations	1,871,974	385,600
Distributions to shareholders from net investment income	(808,980)	(1,587,134)
Net fund share transactions	1,271,816	324,585

Total increase/(decrease)	2,334,810	(876,949)
Net assets:
Beginning of year	38,790,964	39,667,913

End of year	$41,125,774	$38,790,964

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	Six months 12/31/04	2004	2003	2002	2001
Net asset value, beginning of year	$11.12	$11.12	$10.68	$10.63	$10.21

Income from investment operations:
Net investment income	0.22	0.44	0.47	0.49	0.50
Net gains/(losses) on securities, both realized and unrealized	(0.04)	(0.34)	0.44	0.05	0.42

Total from investment operations	0.18	0.10	0.91	0.54	0.92
Less distributions:
Distributions from capital gains	0.00	0.00	0.00	0.00	0.00
Distributions from net investment income	(0.22)	(0.44)	(0.47)	(0.49)	(0.50)

Net asset value, end of year	$11.08	$11.12	$11.12	$10.68	$10.63

Total return	4.88%	0.95%	8.70%	5.19%	9.09%
Net assets, end of year (in thousands)	$41,126	$38,791	$39,668	$32,585	$25,945
Ratio of net expenses to average net assets (a)	0.35%	0.69%	0.68%	0.57%	0.55%
Ratio of net investment income to average net assets	1.02%	4.05%	4.29%	4.60%	4.71%
Portfolio turnover	3.54%	10.51%	7.99%	6.60%	19.71%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .01% for the six months ended December 31, 2004, 0% and .03% for 2004, .02% and .03% for 2003, .14% and .03% for 2002, and .16% and .03% for 2001, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO- MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
52.75% of Net Assets
Asheville NC Certificates of Participation Series:A	4.600%	6/1/2005	Aaa/AAA*	$50,000	$50,582
Carteret County NC General Obligation	5.400	5/1/2009	Aaa/AAA*	100,000	106,252
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	9/1/2012	Aaa/AAA*	100,000	108,360
Charlotte NC Certificates of Participation Series A	5.000	8/1/2012	Aaa/AAA*	1,000,000	1,112,490
Coastal Regulation Solid Waste Management Authority NC	4.250	6/1/2005	Aaa/AAA*	125,000	126,389
Cumberland County NC Hospital Facility Revenue	5.000	10/1/2006	A3/AA*	150,000	156,929
Duplin County NC Certificates of Participation	3.000	9/1/2009	Aaa/AAA*	225,000	227,147
Greenville NC Certificates of Participation Public Facilities	4.600	6/1/2011	Aaa/AAA*	100,000	105,758
Harnett County Nc Certificates Of Participation	5.250	12/1/2009	Aaa/AAA*	240,000	266,477
Harnett County NC Certificates of Participation	4.250	12/1/2011	Aaa/AAA*	150,000	159,795
Haywood County NC Certificates of Participation	4.000	10/1/2009	Aaa/AAA*	400,000	422,836
Johnston County NC Certificates of Participation Judicial Annex	5.200	9/1/2007	Aaa/AAA*	100,000	106,500
Johnston County NC Finance Corporation School & Museum Project	4.650	8/1/2008	Aaa/AAA*	200,000	215,858
Lincoln County Certificate of Participation	4.500	6/1/2009	Aaa/AAA*	500,000	536,575
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/1/2009	Aaa/AAA*	100,000	106,357
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/1/2010	AA*	100,000	101,476
NC Capital Facility Finance Agency Johnson & Wales University	5.000	4/1/2009	Aaa/AAA*	200,000	217,672
North Carolina Eastern Municipal Power Agency Power System Revenue	6.125	1/1/2009	A/A	120,000	133,462
NC Municipal Power Agency Number 1-Catawba Electric	6.000	1/1/2008	Aaa/AAA*	250,000	276,818
North Carolina Municipal Power Agency No.1 Catawba Electric	6.000	1/1/2010	Aaa/AAA*	200,000	228,264
NC Municipal Power Agency No.1 Catawba Electric Revenue	5.250	1/1/2009	Aaa/AAA*	500,000	550,825
North Carolina Medical Care Community Hospital-Scotland Memorial	5.375	10/1/2011	AA*	60,000	61,215
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/1/2007	Aaa/AAA*	75,000	80,360
North Carolina Medical Care Community Hospital Wayne Memorial	4.250	10/1/2006	Aaa	100,000	103,427
North Carolina Medical Care Community Hospital Wayne Memorial	4.750	10/1/2011	Aaa	350,000	371,606
North Carolina Medical Care Community Hospital Rex Healthcare	5.250	6/1/2008	Aaa/AAA*	450,000	492,440
NC Municipal Power Agency No 1 Catawba Electric	5.100	1/1/2007	Aaa/AAA*	125,000	131,499
North Carolina Municipal Power Agency Catawba Electric	6.000	1/1/2007	Aaa/AAA*	200,000	214,586
Piedmont Triad NC Airport Authority Revenue Bonds Series A	5.250	7/1/2011	Aaa/AAA*	200,000	220,382
Pitt County NC Certificates of Participation Public Facilities	5.350	4/1/2007	Aaa/AAA*	500,000	535,965
Pitt County NC Certificates of Participation Public Facilities	4.750	4/1/2010	Aaa/AAA*	100,000	108,894
Raleigh Durham NC Airport Authority Revenue Series A	5.500	11/1/2007	Aaa/AAA*	500,000	544,055
Randolph County NC Certificates of Participation	5.200	6/1/2008	Aaa/AAA*	145,000	157,891
University NC System Pool Revenue Series B	5.000	10/1/2009	Aaa/AAA*	200,000	218,776
Wilson County NC General Obligation	5.000	6/1/2010	Aaa/AAA*	250,000	276,795

					8,834,708

GENERAL OBLIGATION BONDS
13.85% of Net Assets
Caldwell County NC General Obligation	6.000	2/1/2005	A1/A*	50,000	50,180
Cary NC General Obligation	4.250	3/1/2008	Aaa/AAA*	400,000	424,684
Durham NC Certificates of Participation	5.100	6/1/2005	Aa1/AA+*	100,000	101,366
Forsyth County Nc Public Improvement General Obligation S:A	4.500	3/1/2009	Aaa/AAA*	250,000	269,248
Hickory Nc General Obligation	4.300	5/1/2006	Aa3/AA-*	80,000	82,300
New Hanover County NC General Obligation	5.300	11/1/2006	Aa2/AA-*	150,000	158,891
NC State General Obligation Series A	4.750	4/1/2006	Aaa/AAA*	200,000	206,574
North Carolina State General Obligation Series A	4.750	4/1/2008	Aa1/AAA*	100,000	107,789
North Carolina State General Obligation Series A	4.750	4/1/2010	Aaa/AAA*	100,000	107,412
North Carolina State Public Improvement General Obligation	4.500	3/1/2010	Aaa/AAA*	150,000	162,332
North Carolina State Public School Building General Obligation	4.600	4/1/2010	Aaa/AAA*	50,000	53,761
North Carolina Public School Building General Obligation	4.600	4/1/2011	Aaa/AAA*	115,000	123,394
Wake County NC General Obligation Unlimited	4.500	3/1/2009	Aaa/AAA*	250,000	261,008
Wake County NC General Obligation	4.600	3/1/2011	Aaa/AAA*	200,000	209,940

					2,318,876

HOSPITAL AND HEALTHCARE REVENUE BONDS
11.03% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care System	5.400	1/15/2007	Aa3/AA*	200,000	210,766
Cumberland County NC Hospital Facility Revenue	4.500	10/1/2007	A3/A-*	200,000	210,340
NC Community Health Care Facility Duke Hospital	4.100	6/1/2005	Aa3/AA*	100,000	100,945
NC Medical Care Community Health Care Facility Duke University	4.500	6/1/2007	Aa3/AA*	200,000	210,620

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
North Carolina Medical Care Community Hospital Novant Health	5.000%	11/1/2008	Aa3/AA-*	$300,000	$328,047
North Carolina Medical Care Community Hospital Pitt Memorial	4.400	12/1/2011	Aa3/AA-*	275,000	286,996
NC Medical Care Community Hospital Gaston Memorial	5.250	2/15/2007	A1/A+*	325,000	341,812
North Carolina Medical Care Community Hospital St Joseph	4.300	10/1/2007	Aa3/AA*	150,000	157,617

					1,847,143

CERTIFICATES OF PARTICIPATION BONDS
8.98% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	4/1/2007	Aa3/AA-*	55,000	57,399
Cabarrus County NC Certificates of Participation	4.500	4/1/2009	Aa3/AA-*	100,000	106,887
Charlotte NC Certificates of Participation Series D	5.750	6/1/2006	Aa1/AA+*	100,000	104,980
Charlotte NC Certificates of Participation Series D	5.750	6/1/2007	Aa1/AA+*	100,000	107,964
Charlotte NC Certificates of Participation Series D	5.750	6/1/2008	Aa1/AA+*	100,000	110,681
Charlotte NC Certificates of Participation Series B	5.000	6/1/2009	Aa1/AA+*	100,000	109,208
Durham County Nc Certificates of Participation	4.750	5/1/2009	Aa1/AA+*	210,000	227,680
Durham County NC Certificates of Participation Series B	4.950	12/1/2005	Aa1/AA+*	130,000	133,463
Durham NC Certificates of Participation Series B	5.000	6/1/2008	Aa1/AA+*	100,000	106,767
Durham NC Certificates Of Participation	5.000	4/1/2010	Aa1/AA+*	300,000	329,082
Forsyth County NC Certificates of Participation	5.000	10/1/2009	Aa1/AA+*	100,000	109,857

					1,503,968

LEASE REVENUE BONDS
6.33% of Net Assets
Greensboro Nc Enterprise System Revenue Combination Ser-A	4.800	6/1/2012	Aa3/AA-*	75,000	79,852
Greensboro NC Enterprise System Revenue Series A	5.000	6/1/2011	Aa3/AA+*	500,000	553,040
Raleigh NC Combination Enterprise System Revenue	5.000	3/1/2009	Aa1/AAA*	150,000	161,528
Winston Salem NC Certificates of Participation Series A	3.950	6/1/2009	Aa1/AA+*	100,000	105,041
Winston-Salem NC Water & Sewer System Revenue	4.500	6/1/2011	Aa/AAA*	150,000	162,131

					1,061,591

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.81% of Net Assets
North Carolina Raleigh State University Revenue Bonds	5.000	10/1/2011	Aa3/AA*	530,000	588,835
University Of North Carolina Revenue Refunding Series B	5.000	12/1/2010	Aa1/AA+*	195,000	216,329

					805,164

ESCROWED TO MATURITY BONDS
1.08% of Net Assets
North Carolina Municipal Power Agency No 1 Catawba Electric	10.500	1/1/2010	Aaa/AAA*	140,000	168,952

					168,952

MUNICIPAL UTILITY REVENUE BONDS
.64% of Net Assets
Orange County Water & Sewer Authority Revenue	4.350	7/1/2010	Aa1/AA*	100,000	106,910

					106,910

Total Investments (cost $16,251,929)(a) - 99.47% of Net Assets					$16,647,312

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$427,331
Unrealized depreciation	(31,948)

Net unrealized appreciation	$395,383

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES		UNAUDITED
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (Cost: $16,251,929)		$16,647,312
Cash		347,839
Receivable from investments sold		20,000
Interest receivable		204,139

Total assets		17,219,290

LIABILITIES:
Payable for:
Distributions	$41,432
Fund shares redeemed	419,545
Investment advisory fee	4,006
Transfer agent fee	2,205
Other	4,346
Total liabilities		471,534

NET ASSETS:
Capital		16,410,706
Net accumulated realized loss on investment transactions		(58,334)
Net unrealized appreciation in value of investments		395,383

Net assets at value		$16,747,755

NET ASSET VALUE, offering price and redemption price per share ($16,747,755 -:- 1,565,059 shares outstanding; unlimited number of shares authorized; no par value)		$10.70

STATEMENT OF OPERATIONS

For the six months ended December 31, 2004

Net investment income:
Interest income	$285,845

Expenses:
Investment advisory fee	42,798
Transfer agent fee	12,840
Professional fees	4,379
Custodian and interest expense	2,792
Trustee fees	730
Other expenses	5,501

Total expenses	69,040
Expenses waived by Adviser	(20,025)
Custodian and interest expense reductions	(2,792)

Net expenses	46,223

Net investment income	239,622

Realized and unrealized gain/(loss) on investments:
Net realized loss	(15,019)
Net increase in unrealized appreciation	215,393

Net realized and unrealized loss on investments	200,374

Net increase in net assets resulting from operations	$439,996

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2004 and the year ended June 30, 2004

	Six months 12/31/04	Year ended 6/30/04
Increase in net assets:
Operations:
Net investment income	$239,623	$453,641
Net realized (loss) on investments	(15,019)	(15,173)
Net increase/(decrease) in unrealized appreciation	215,393	(394,565)

Net increase in net assets resulting from operations	439,997	43,903
Distributions to shareholders from net investment income	(239,623)	(453,641)
Net fund share transactions	852,117	2,234,400

Total increase	1,052,491	1,824,662

Net assets:
Beginning of year	15,695,264	13,870,602

End of year	$16,747,755	$15,695,264

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	Six months 12/31/04	2004	2003	2002	2001
Net asset value, beginning of year	$10.57	$10.85	$10.47	$10.25	$9.94

Income from investment operations:
Net investment income	0.15	0.32	0.35	0.38	0.40
Net gains/(losses) on securities, both realized and unrealized	0.13	(0.28)	0.38	0.22	0.31

Total from investment operations	0.28	0.04	0.73	0.60	0.71
Less distributions:
Distributions from net investment income	(0.15)	(0.32)	(0.35)	(0.38)	(0.40)

Net asset value, end of year	$10.70	$10.57	$10.85	$10.47	$10.25

Total return	2.67%	0.33%	7.10%	5.99%	7.24%
Net assets, end of year (in thousands)	$16,748	$15,695	$13,871	$9,260	$4,875
Ratio of net expenses to average net assets (a)	0.27%	0.51%	0.50%	0.48%	0.48%
Ratio of net investment income to average net assets	1.41%	2.94%	3.28%	3.69%	393.00%
Portfolio turnover	3.34%	8.37%	19.12%	13.65%	7.29%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.12% and .02% for the six months ended December 31, 2004, .25% and .05% for 2004, .26% and .04% for 2003, .31% and .07% for 2002, and .30% and .11% for 2001, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
42.13% of Net Assets
Blount County TN Public Building Authority General Obligation	5.250%	06/01/2019	Aaa	$1,050,000	$1,167,773
Clarksville TN Water Sewer & Gas Revenue	5.650	02/01/2017	Aaa	200,000	216,248
Franklin TN Industrial Development Board Landings Apartment	5.550	10/01/2008	Aaa/AAA*	50,000	53,425
Franklin TN Industrial Development Board Landings Apartment	5.900	10/01/2016	Aaa/AAA*	800,000	838,088
Giles County TN	4.500	02/01/2018	Aaa	1,000,000	1,042,810
Hawkins County TN Refunding General Obligation Bond	4.750	05/01/2017	AAA*	200,000	211,394
Jackson TN Hospital Revenue Bonds	5.000	04/01/2028	Aaa/AAA*	1,000,000	1,026,860
Jackson TN Hospital Revenue Refunding & Improvement	5.625	04/01/2015	Aaa/AAA*	310,000	319,467
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*	1,000,000	1,214,510
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa	710,000	727,182
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	500,000	541,455
Knox County TN Health Educational & Housing Facilities Baptist	5.500	04/15/2017	Baa/AAA*	1,315,000	1,407,247
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	Aaa/AAA*	10,000	11,820
Knox County TN Health Educational & Housing Facilities	5.000	01/01/2022	AAA*	1,000,000	1,051,800
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa	400,000	438,540
Knoxville TN Gas Revenue - Series K	4.750	03/01/2020	Aaa/AAA*	1,500,000	1,558,980
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aaa/AAA*	1,550,000	1,601,228
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aaa/AAA*	1,150,000	1,191,285
Metropolitan Nashville & Davidson County TN Adventist System	5.750	11/15/2025	Aaa/AAA*	1,150,000	1,207,190
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	07/01/2014	Aaa/AAA*	100,000	106,546
Metropolitan Nashville & Davidson County TN Stadium Project	5.875	07/01/2021	Aaa/AAA*	350,000	372,908
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA*	1,000,000	1,063,740
Montgomery County TN	4.750	05/01/2016	Aaa	1,850,000	2,014,077
Montgomery County TN	4.750	05/01/2020	Aaa	1,000,000	1,061,210
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	265,000	277,972
Overton County TN Refunding - Schools	5.000	04/01/2018	Aaa	1,000,000	1,091,710
Robertson County TN	4.500	06/01/2015	Aaa	1,750,000	1,854,528
Sevier County TN Public Buildings Auth Solid Waste Facility	5.600	09/01/2015	Aaa/AAA*	100,000	101,747
Shelby County TN Health Educational & Housing Heritage Place	6.900	07/01/2014	Aaa/AAA*	145,000	147,001
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*	620,000	670,214
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*	690,000	750,423
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*	500,000	524,770
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	AA*	1,000,000	1,060,540
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	AA*	2,500,000	2,634,600
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	AA*	1,000,000	1,004,930
TN Housing Development Agency Homeownership Program	5.900	07/01/2017	Aaa/AAA*	30,000	30,272
Washington County TN General Obligation School and Public	5.000	04/01/2016	Aaa/AAA*	1,120,000	1,241,598
Wilson County TN Referendum	5.000	04/01/2018	Aaa	1,000,000	1,089,960

					32,926,048

HOSPITAL AND HEALTHCARE REVENUE BONDS
15.95% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa3/AA-*	1,000,000	1,046,870
Knox County TN Health - Fort Sanders Alliance	5.250	01/01/2015	Aaa/AAA*	2,175,000	2,425,756
Knox County TN Health Educational & Housing Facilities University	5.750	04/01/2019	Baa1	1,000,000	1,046,970
Metropolitan Nashville & Davidson County TN Adventist System	6.250	11/15/2015	A3/A*	1,100,000	1,229,085
Metropolitan Nashville & Davidson County TN Modal	5.500	05/01/2023	AA*	2,255,000	2,391,360
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2016	AA*	2,500,000	2,599,325
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2019	AA*	1,660,000	1,722,582

					12,461,948

GENERAL OBLIGATION BONDS
15.54% of Net Assets
Franklin TN School District Limited Tax Refunding Bond	4.625	06/01/2018	Aa2	1,000,000	1,057,450
Johnson City TN General Obligation	5.500	05/01/2020	Aaa/AAA*	300,000	320,052
Memphis TN General Obligation Bond	5.250	04/01/2016	Aa2/AA*	610,000	659,087
Memphis TN Referendum - General Improvement	5.000	11/01/2015	Aa2/AA*	1,250,000	1,395,075
Memphis TN General Improvement	5.000	11/01/2021	Aa2/AA*	1,500,000	1,583,565
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*	2,000,000	2,129,840
Metropolitan Nashville & Davidson County TN General Obligation	5.125	11/15/2019	Aa2/AA*	500,000	527,485
Metropolitan Nashville & Davidson County TN General Obligation	5.875	05/15/2026	Aa2/AA*	100,000	105,739
Shelby County TN General Obligation	5.625	04/01/2014	Aa3/AA+*	60,000	61,222
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*	500,000	514,550
Williamson County TN Refunding General Obligation Bond	5.000	03/01/2020	Aa1	645,000	702,166
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aa1	750,000	797,828
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aa1	1,400,000	1,489,404
Wilson County TN General Obligation Refunding	5.100	05/01/2016	AAA*	745,000	804,570

					12,148,033

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

MUNICIPAL UTILITY REVENUE BONDS
7.68% of Net Assets
Chattanooga TN Electric System Revenue	5.250%	09/01/2021	AA*	$1,500,000	$1,630,575
Clarksville TN Water Sewer & Gas Revenue	5.250	02/01/2018	Aaa	1,000,000	1,072,960
Knoxville TN Gas System Revenue Bond Series J	5.000	03/01/2017	Aa3/AA*	700,000	736,680
Knoxville TN Waste Water System Revenue	5.100	04/01/2018	Aa3/AA*	435,000	461,818
Metropolitan Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*	700,000	753,893
Metropolitan Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa/AA*	1,085,000	1,161,200
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	185,000	185,720

					6,002,846

STATE AND LOCAL MORTGAGE REVENUE
6.66% of Net Assets
Hamilton County TN Multifamily Housing Revenue	6.700	03/01/2021	A*	450,000	430,299
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*	200,000	204,880
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	800,000	849,208
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	545,000	575,035
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	3,000,000	3,146,970

					5,206,392

PREREFUNDED BONDS
5.59% of Net Assets
Cookeville TN Industrial Development Board General Hospital	5.625	10/01/2016	A-*	200,000	215,718
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	5,793
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	AAA*	2,000,000	2,156,380
Marion County TN General Obligation	6.000	04/01/2018	Aaa	950,000	1,083,637
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*	60,000	74,514
Shelby County TN General Obligation	5.625	04/01/2014	AA+*	20,000	20,399
Williamson County TN General Obligation	5.375	03/01/2019	Aa1	1,000,000	1,120,980

					4,677,421

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.27% of Net Assets
Metropolitan Nashville & Davidson County TN Belmont University	6.300	12/01/2014	Baa3	10,000	10,201
Metropolitan Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,765,229

					1,775,430

ESCROWED TO MATURITY BONDS
1.65% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	AAA*	1,000,000	1,080,190
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A*	200,000	212,168

					1,292,358

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.39% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA*	20,000	24,408
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*	25,000	29,403
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA*	25,000	29,905
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA*	100,000	120,220
Maury County TN Pollution Control Revenue Saturn Corp Project	6.500	09/01/2024	Baa1/BBB*	100,000	102,202

					306,138

LEASE REVENUE BONDS
0.34% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa/BBB*	250,000	268,880

					268,880

Total Investments (cost $73,966,431)(a) - 98.20% of Net Assets					$77,065,494

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc. NR Not Rated

#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,239,028
Unrealized depreciation	(139,965)

Net unrealized appreciation	$3,099,063

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES	UNAUDITED
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (Cost: $73,966,431)		$77,065,494
Cash		1,424,470
Receivable from investments sold		317,000
Prepaid expenses		14,363
Interest receivable		1,125,283

Total assets		79,946,610

LIABILITIES:
Payable for:
Investments purchased	$1,036,877
Distributions	718,030
Investment advisory fee	32,767
Transfer agent fee	8,374
Total liabilities		1,796,048

NET ASSETS:
Capital		76,320,179
Net accumulated realized loss on investment transactions		(1,268,679)
Net unrealized appreciation in value of investments		3,099,063

Net assets at value		$78,150,563

NET ASSET VALUE, offering price and redemption price per share ($78,150,563 -:- 6,986,549 shares outstanding; unlimited number of shares authorized; no par value)		$11.19

STATEMENT OF OPERATIONS

For the six months ended December 31, 2004

Net investment income:

Interest income	$1,728,084

Expenses:
Investment advisory fee	187,715
Transfer agent fee	48,076
Professional fees	5,658
Custodian and interest expense	6,218
Trustee fees	3,210
Other expenses	7,933

Total expenses	258,810
Custodian and interest expense reductions	(6,218)

Net expenses	252,592

Net investment income	1,475,492

Realized and unrealized gain/(loss) on investments:
Net realized loss	(103,225)
Net increase in unrealized appreciation	2,170,556

Net realized and unrealized gain on investments	2,067,331

Net increase in net assets resulting from operations	$3,542,823

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2004 and the year ended June 30, 2004

	Six months 12/31/04	Year ended 6/30/04
Increase in net assets:
Operations:
Net investment income	$1,475,492	$2,696,387
Net realized loss on investments	(103,225)	(251,994)
Net increase/(decrease) in unrealized appreciation	2,170,556	(2,205,608)

Net increase in net assets resulting from operations	3,542,823	238,785
Distributions to shareholders from net investment income	(1,475,492)	(2,696,387)
Net fund share transactions	5,583,843	14,141,127

Total increase	7,651,174	11,683,525
Net assets:
Beginning of year	70,499,389	58,815,864

End of year	$78,150,563	$70,499,389

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	Six months 12/31/04
		2004	2003	2002	2001
Net asset value, beginning of year	$10.87	$11.26	$10.82	$10.72	$10.32

Income from investment operations:
Net investment income	0.22	0.45	0.48	0.52	0.52
Net gains/(losses) on securities, both realized and unrealized	0.32	(0.39)	0.44	0.10	0.40

Total from investment operations	0.54	0.06	0.92	0.62	0.92
Less distributions:
Distributions from net investment income	(0.22)	(0.45)	(0.48)	(0.52)	(0.52)

Net asset value, end of year	$11.19	$10.87	$11.26	$10.82	$10.72

Total return	5.00%	0.55%	8.65%	5.85%	9.08%
Net assets, end of year (in thousands)	$78,151	$70,499	$58,816	$48,527	$45,035
Ratio of net expenses to average net assets (a)	0.34%	0.67%	0.65%	0.54%	0.54%
Ratio of net investment income to average net assets	1.98%	4.05%	4.32%	4.77%	4.90%
Portfolio turnover	3.06%	16.11%	8.36%	11.85%	22.31%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.0% and .01% for the six months ended December 31, 2004, 0% and .03% for 2004, .01% and .02% for 2003, .16% and .02% for 2002, .15%, and .02% and for 2001, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
52.40% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/01/2009	Aaa/AAA*	$715,000	$802,187
Chattanooga-Hamilton County TN Hospital Authority Erlanger	4.250	10/01/2006	Aaa/AAA*	50,000	51,661
Columbia Tn Waterworks Revenue Bonds	5.000	12/01/2008	Aaa/AAA*	100,000	109,387
Gatlinburg TN General Obligation	5.000	05/01/2008	Aaa/AAA*	100,000	106,831
Hardeman County TN Correctional Facility Revenue	7.000	08/01/2005	A/A*	240,000	246,264
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*	315,000	336,477
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*	125,000	136,789
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	320,442
Knox County TN Health Education & Housing Baptist Health Services	5.000	04/15/2006	Aaa/AAA*	100,000	103,535
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA*	270,000	290,728
Memphis-Shelby County TN Sports Arena Project Series A	3.800	11/01/2008	Aaa/AAA*	250,000	262,083
Memphis-Shelby Tn Sports Authority Memphis Arena Project	5.500	11/01/2012	Aaa/AAA*	500,000	573,500
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2008	Aaa/AAA*	150,000	163,793
Memphis TN Electric System Revenue Series A	5.000	12/01/2009	Aaa/AAA*	200,000	219,688
Memphis TN Sanitation Sewer Revenue	5.000	10/01/2008	Aaa/AAA*	350,000	382,039
Metropolitan Government of Nashville & Davidson County Housing	5.500	01/01/2007	Aaa/AAA*	400,000	418,872
Montgomery County TN General Obligation	5.250	05/01/2007	Aaa	400,000	427,396
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*	250,000	263,773
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*	200,000	211,720
Oak Ridge TN General Obligation Unlimited	4.500	04/01/2007	Aaa/AAA*	220,000	230,941
Shelby County Tn Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*	250,000	272,770
Shelby County TN Health Education & Housing Facility Rhodes College	4.500	08/01/2008	Aaa/AAA*	100,000	106,741
Shelby County TN Health Education & Housing Facility Rhodes College	4.500	08/01/2009	Aaa/AAA*	100,000	106,802
Shelby County TN Health Education & Housing Facility Rhodes College	4.350	08/01/2006	Aaa/AAA*	70,000	72,372
Sullivan County TN Wellmont Hospital Health System Project	3.000	09/01/2009	Aa/AA*	475,000	472,939
Sullivan County TN Health Educational & Housing Facility Board	5.000	09/01/2011	AA*	335,000	363,596
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*	500,000	543,075
Tennergy Corporation TN Gas Revenue	5.000	06/01/2009	Aaa/AAA*	650,000	710,132
Tennergy Corporation TN Gas Revenue	4.125	06/01/2009	Aaa/AAA*	100,000	105,979
Tennessee Energy Acquisition Corporation Gas Revenue	4.400	09/01/2006	Aaa/AAA*	100,000	103,561
TN Energy Acquisition Corporation Gas Revenue Series A	5.000	09/01/2007	Aaa/AAA*	210,000	224,351
TN Energy Acquisition Corporation Gas Revenue	5.000	09/01/2007	Aaa/AAA*	300,000	320,583
TN Energy Acquisition Corporation Gas Revenue Series B	4.500	09/01/2008	Aaa/AAA*	295,000	315,753
TN State General Obligation Series A	5.250	02/01/2008	Aaa/AAA*	140,000	152,352
Wilson County TN General Obligation	5.000	04/01/2013	Aaa/AAA*	720,000	798,948

					10,328,060
GENERAL OBLIGATION BONDS
22.75% of Net Assets
Chattanooga TN General Obligation unlimited	5.500	09/01/2010	Aa2/AA*	500,000	566,060
Hamilton County TN General Obligation Series A	4.550	08/01/2009	Aa1	100,000	105,594
Knox County TN Public Improvement General Obligation	5.100	05/01/2008	Aa2/AA*	90,000	97,917
Madison County TN General Obligation	4.000	04/01/2014	Aa3	700,000	715,897
Metropolitan Government Nashville & Davidson County TN GO	4.250	11/15/2007	Aa2/AA*	100,000	105,444
Metropolitan Government Nashville & Davidson County TN GO	5.125	11/15/2013	Aa2/AA*	300,000	328,305
Metropolitan Government Nashville & Davidson County TN GO	5.250	10/15/2009	Aa2/AA*	500,000	555,940
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	273,668
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	212,940
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa3/AA+*	100,000	111,422
Shelby County TN Public Improvement & Schools	5.000	04/01/2008	Aa2/AA*	1,000,000	1,083,390
Tennessee State General Obligation Series B	5.000	05/01/2009	Aa2/AA*	300,000	328,671

					4,485,248
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.45% of Net Assets
Metropolitan Government of Nashville & Davidson County Vanderbuilt	5.750	01/01/2008	Aa3/AA*	250,000	274,863
Metropolitan Government of Nashville & Davidson County Vanderbuilt	6.000	05/01/2008	Aa2/AA*	510,000	568,456
Tn State School Board Authority Higher Education Facility	4.300	05/01/2008	Aa3/AA-*	490,000	520,125
Tennessee State School Board Authority Higher Education Facility	4.800	05/01/2014	Aa2/AA*	100,000	104,726

					1,468,170

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.30% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500%	12/01/2006	Aa2/AA*	$700,000	$742,833
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*	100,000	105,039

					847,872
PREREFUNDED BONDS
4.19% of Net Assets
Lenoir City TN Electric System Refunding & Improvement	4.800	06/01/2011	Aaa	100,000	108,407
Marion County TN General Obligation	6.000	04/01/2024	Aaa/AAA*	200,000	228,134
Metropolitan Government Nashville & Davidson County Hospital	5.125	11/01/2027	Aaa/AAA*	250,000	277,553
Unicoi County TN General Obligation Unlimited	5.400	04/01/2010	Aaa/AAA*	200,000	212,144

					826,238
LEASE REVENUE BONDS
2.70% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	09/01/2009	Baa2/BBB*	250,000	268,008
Memphis-Shelby County TN Sports Authority Arena Project	4.000	11/01/2006	Aa3/AA-*	255,000	263,894

					531,902
ESCROWED TO MATURITY BONDS
2.57% of Net Assets
Shelby County TN Health Education & Housing Methodist Health	6.250	08/01/2009	Aaa/AAA*	440,000	506,080

					506,080
MUNICIPAL UTILITY REVENUE BONDS
1.47% of Net Assets
Knoxville Tn Gas Revenue System Series J	4.750	03/01/2010	Aa3/AA*	170,000	183,796
Memphis TN Electric System Revenue Refunding Jr Lien	4.000	12/01/2009	Aa3/AA*	100,000	105,474

					289,270
STATE AND LOCAL MORTGAGE REVENUE BONDS
.61% of Net Assets
^Shelby County TN Multi-Family Housing Memphis Series A	5.000	01/01/2009	NR	240,000	120,000

					120,000

Total Investments (cost $19,077,510)(a) - 98.44% of Net Assets					$19,402,840

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
^	Security in default and therefore non-income producing
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$417,088
Unrealized depreciation	(91,759)

Net unrealized appreciation	$325,329

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES	UNAUDITED

DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (Cost: $19,077,510)		$19,402,840
Cash		151,496
Interest receivable		213,979

Total assets		19,768,315
LIABILITIES:
Payable for:
Distributions	$48,221
Investment advisory fee	4,970
Transfer agent fee	2,527
Other	1,348

Total liabilities		57,066

NET ASSETS:
Capital		19,455,974
Net accumulated realized loss on investment transactions		(70,055)
Net unrealized appreciation in value of investments		325,329

Net assets at value		$19,711,248

NET ASSET VALUE, offering price and redemption price per share ($19,711,249 -:- 1,837,705 shares outstanding; unlimited number of shares authorized; no par value)		$10.73

STATEMENT OF OPERATIONS

For the six months ended December 31, 2004

Net investment income:
Interest income	$347,779

Expenses:
Investment advisory fee	51,934
Transfer agent fee	15,484
Professional fees	4,717
Custodian and interest expense	3,506
Trustee fees	904
Other expenses	4,621

Total expenses	81,166
Expenses waived by Adviser	(21,571)
Custodian and interest expense reductions	(3,506)

Net expenses	56,089

Net investment income	291,690

Realized and unrealized gain/(loss) on investments:
Net realized loss	(26,715)
Net increase in unrealized appreciation	302,947

Net realized and unrealized loss on investments	276,232

Net decrease in net assets resulting from operations	$567,922

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2004 and the year ended June 30, 2004

	Six months 12/31/04	Year ended 6/30/04
Increase in net assets:
Operations:
Net investment income	$291,691	$533,150
Net realized (loss)/gain on investments	(26,715)	10,221
Net increase/(decrease) in unrealized appreciation	302,947	(615,735)

Net increase/(decrease) in net assets resulting from operations	567,923	(72,364)
Distributions to shareholders from net investment income	(291,691)	(533,150)
Net fund share transactions	(875,726)	4,916,653

Total increase	(599,494)	4,311,139
Net assets:
Beginning of year	20,310,742	15,999,603

End of year	$19,711,248	$20,310,742

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	Six months
	12/31/04	2004	2003	2002	2001
Net asset value, beginning of year	$10.58	$10.91	$10.50	$10.35	$10.18

Income from investment operations:
Net investment income	0.15	0.32	0.35	0.40	0.42
Net gains/(losses) on securities, both realized and unrealized	0.15	(0.33)	0.41	0.15	0.17

Total from investment operations	0.30	(0.01)	0.76	0.55	0.59
Less distributions:
Distributions from net investment income	(0.15)	(0.32)	(0.35)	(0.40)	(0.42)

Net asset value, end of year	$10.73	$10.58	$10.91	$10.50	$10.35

Total return	2.86%	(0.07)%	7.37%	5.43%	5.85%
Net assets, end of year (in thousands)	$19,711	$20,311	$16,000	$11,366	$7,216
Ratio of net expenses to average net assets (a)	0.27%	0.51%	0.50%	0.41%	0.59%
Ratio of net investment income to average net assets	1.42%	2.99%	3.29%	3.84%	4.03%
Portfolio turnover	2.83%	5.92%	20.27%	22.10%	48.90%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.10% and .02% for the six months ended December 31, 2004, .22% and .04% for 2004, .23% and .04% for 2003, .35% and .06% for 2002, and .17% and .07% for 2001, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Government Securities and Agencies — 100%

December 31, 2004

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
36.20% of Net Assets
Medium Term Note	7.000%	08/15/2014	Aaa/AAA*	$500,000	$594,639
Medium Term Note	5.625	02/12/2018	Aaa/AAA*	1,500,000	1,499,589
Medium Term Note	5.620	08/06/2018	Aaa/AAA*	3,000,000	2,998,913
Medium Term Note	5.220	12/15/2014	Aaa/AAA*	1,000,000	1,018,552
Medium Term Note	5.875	09/19/2017	Aaa/AAA*	783,333	783,066
Medium Term Note	5.250	05/21/2018	Aaa/AAA*	1,000,000	994,562

					7,889,321
FEDERAL HOME LOAN MORTGAGE
25.16% of Net Assets
Medium Term Note	4.875	03/15/2007	Aaa/AAA*	1,400,000	1,444,246
Medium Term Note	5.125	11/07/2013	Aaa/AAA*	1,000,000	1,014,971
Medium Term Note	5.000	03/27/2018	Aaa/AAA*	500,000	491,712
Medium Term Note	5.500	09/12/2013	Aaa/AAA*	1,500,000	1,523,650
Medium Term Note	5.375	12/15/2014	Aaa/AAA*	1,000,000	1,007,629

					5,482,208
FEDERAL NATIONAL MORTGAGE ASSOCIATION
20.64% of Net Assets
Medium Term Note	5.500	12/09/2014	Aaa/AAA*	1,000,000	1,005,067
Medium Term Note	5.750	11/07/2017	Aaa/AAA*	400,000	406,890
Medium Term Note	5.300	08/15/2013	Aaa/AAA*	2,000,000	2,082,362
Medium Term Note	5.250	12/30/2015	Aaa/AAA*	1,000,000	1,002,994

					4,497,313
FEDERAL FARM CREDIT BANK
9.94% of Net Assets
Medium Term Note	5.300	06/24/2014	Aaa/AAA*	2,050,000	2,166,506

					2,166,506
STUDENT LOAN MARKETING ASSOCIATION
6.45% of Net Assets
Medium Term Note	7.300	08/01/2012	Aaa/AAA*	1,000,000	1,189,925

					1,189,925
CASH EQUIVALENTS
1.69% of Net Assets
US Bank U.S. Treasury Money Market Fund				367,769	367,769

					367,769

Total Investments (cost $20,974,753)(a) - 100.08% of Net Assets					$21,593,042

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$652,078
Unrealized depreciation	(33,789)

Net unrealized appreciation	$618,289

The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES	UNAUDITED
DECEMBER 31, 2004

ASSETS:
Investments in securities, at value (Cost: $20,606,984)		$21,225,273
Cash		367,769
Interest receivable		281,879
Prepaid expenses		5,763

Total assets		21,880,684
LIABILITIES:
Payable for:
Distributions	$83,102
Investment advisory fee	3,620
Transfer agent fee	2,683

Total liabilities		89,405

NET ASSETS:
Capital		21,575,379
Net accumulated realized loss on investment transactions		(402,388)
Net unrealized appreciation in value of investments		618,289

Net assets at value		$21,791,280

NET ASSET VALUE, offering price and redemption price per share ($21,791,280 -:- 2,161,560 shares outstanding; unlimited number of shares authorized; no par value)		$10.08

STATEMENT OF OPERATIONS

For the six months ended December 31, 2004

Net investment income:
Interest income	$535,008
Expenses:
Investment advisory fee	20,494
Transfer agent fee	15,293
Custodian and interest expense	5,270
Professional fees	1,991
Trustee fees	865
Other expenses	6,719

Total expenses	50,632
Custodian and interest expense reductions	(5,270)

Net expenses	45,362

Net investment income	489,646

Realized and unrealized gain/(loss) on investments:
Net realized loss	(27,814)
Net increase in unrealized appreciation	283,223

Net realized and unrealized gain on investments	255,409

Net increase in net assets resulting from operations	$745,055

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2004 and the year ended June 30, 2004

	Six months 12/31/04	Year ended 06/30/04
Increase in net assets:
Operations:
Net investment income	$489,646	$947,761
Net realized (loss) on investments	(27,814)	(117,848)
Net increase/(decrease) in unrealized appreciation	283,223	(644,245)

Net increase in net assets resulting from operations	745,055	185,668
Distributions to shareholders from net investment income	(489,646)	(947,761)
Net fund share transactions	3,460,603	79,612

Total increase/(decrease)	3,716,012	(682,481)
Net assets:
Beginning of year	18,075,268	18,757,749

End of year	$21,791,280	$18,075,268

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	Six months
	12/31/04	2004	2003	2002	2001
Net asset value, beginning of year	$9.94	$10.35	$10.07	$9.83	$9.43

Income from investment operations:
Net investment income	0.57	0.52	0.53	0.58	0.64
Net gains/(losses) on securities, both realized and unrealized	0.16	-0.41	0.28	0.24	0.40

Total from investment operations	0.73	0.11	0.81	0.82	1.04
Less distributions:
Distributions from net investment income	(0.57)	(0.52)	(0.53)	(0.58)	(0.64)

Net asset value, end of year	$10.10	$9.94	$10.35	$9.83	$9.83

Total return	2.87%	1.09%	8.23%	8.54%	11.29%
Net assets, end of year (in thousands)	$20,405	$18,075	$18,758	$13,412	$11,057
Ratio of net expenses to average net assets (a)	0.11%	0.45%	0.45%	0.48%	0.42%
Ratio of net investment income to average net assets	1.21%	5.12%	5.19%	5.81%	6.56%
Portfolio turnover	0.59%	42.35%	53.62%	75.15%	24.94%

(a)	Percentages before custodian and interest expense reductions were:

.22% for the six months ending December 31, 2004, .48% for 2004, .48% for 2003, .52% for 2002, and .46% for 2001.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

1.	Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series, and

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

1.	Significant Accounting Policies, continued:

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on the accrual basis.

D.	When-Issued Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until payment takes place. At the time the funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

Each of the Funds is a separate entity for federal income tax purposes. It is each Funds’ policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2004. Therefore, no federal income tax provision is required.

F.	Distributions

All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series, and
North Carolina Tax-Free Short-to-Medium Series, and
Tennessee Tax-Free Short-to-Medium Series, and
Intermediate Government Bond Series, and

Quarterly for:	Alabama Tax-Free Income Series, and
Kentucky Tax-Free Income Series, and
Mississippi Tax-Free Income Series, and
North Carolina Tax-Free Income Series, and
Tennessee Tax-Free Income Series

Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

2.	Investment Advisory Fee, continued:

under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each series determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .2 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

For the six months ended December 31, 2004, investment advisory fees and waived amounts were as follows:

	Investment Advisory fees	Waived Investment Advisory fees
Alabama Tax-Free Income Series	$15,162	$13,243
Kentucky Tax-Free Income Series	$1,322,805	—
Kentucky Tax-Free Short-to-Medium Series	$254,435	—
Mississippi Tax-Free Income Series	$9,338	$9,149
North Carolina Tax-Free Income Series	$100,689	—
North Carolina Tax-Free Short-to-Medium Series	$42,798	$20,025
Tennessee Tax-Free Income Series	$187,715	—
Tennessee Tax-Free Short-to-Medium Series	$51,934	$21,571
Intermediate Government Bond Series	$20,494	—

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 of average net assets and .12% of all amounts in excess of $20,000,000 of average net assets.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2004, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) for each Series were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,501,463	$120,000
Kentucky Tax-Free Income Series	29,937,886	20,835,749
Kentucky Tax-Free Short-to-Medium Series	6,926,655	1,155,000
Mississippi Tax-Free Income Series	877,938	121,200
North Carolina Tax-Free Income Series	2,925,860	1,401,212
North Carolina Tax-Free Short-to-Medium Series	1,073,180	548,730
Tennessee Tax-Free Income Series	7,295,888	2,241,848
Tennessee Tax-Free Short-to-Medium Series	572,847	1,382,923
Intermediate Government Bond Series	6,577,982	6,120,000

4.	Capital Shares

At December 31, 2004, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

4.	Capital Shares, continued:

ALABAMA TAX-FREE INCOME SERIES	Six months Ended December 31, 2004		Year Ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	168,647	$1,988,868	104,313	$1,219,419
Shares issued for reinvestment of distributions	6,643	77,420	12,749	150,214
Shares redeemed	(38,924)	(455,590)	(47,759)	(551,918)
Net increase	136,366	$1,610,698	69,303	$817,715

KENTUCKY TAX-FREE INCOME SERIES	Six months Ended December 31, 2004		Year Ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	5,259,805	$40,195,124	9,378,748	$71,597,853
Shares issued for reinvestment of distributions	1,005,412	7,625,860	2,018,784	15,538,869
Shares redeemed	(2,969,157)	(22,703,956)	(8,570,632)	(65,117,332)
Net increase	3,296,059	$25,117,028	2,826,900	$22,019,390

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2004		Year Ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,497,171	$13,307,701	6,216,495	$33,439,642
Shares issued for reinvestment of distributions	192,811	1,026,122	409,083	2,200,547
Shares redeemed	(2,240,134)	(11,955,073)	(6,414,262)	(34,307,863)
Net increase	449,848	$2,378,750	211,316	$1,332,326

MISSISSIPPI TAX-FREE INCOME SERIES	Six months Ended December 31, 2004		Year ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	67,900	$792,930	80,110	$927,889
Shares issued for reinvestment of distributions	4,448	51,384	7,382	86,327
Shares redeemed	(6,312)	(73,680)	(42,367)	(492,165)
Net increase	66,037	$770,634	45,125	$522,051

NORTH CAROLINA TAX-FREE INCOME SERIES	Six months Ended December 31, 2004		Year ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	346,309	$3,833,067	594,702	$6,528,849
Shares issued for reinvestment of distributions	49,600	542,835	101,591	1,126,595
Shares redeemed	(282,205)	(3,104,086)	(667,796)	(7,330,858)
Net increase	113,705	$1,271,816	28,497	$324,586

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

4.	Capital Shares, continued:

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2004		Year Ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	300,052	$3,211,541	917,078	$9,836,113
Shares issued for reinvestment of distributions	15,310	163,458	29,653	318,708
Shares redeemed	(235,714)	(2,522,882)	(739,783)	(7,920,422)
Net increase	79,648	$852,117	206,948	$2,234,399

TENNESSEE TAX-FREE INCOME SERIES	Six months Ended December 31, 2004		Year ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	783,589	$8,734,373	1,791,653	$19,949,522
Shares issued for reinvestment of distributions	61,238	675,947	112,020	1,256,050
Shares redeemed	(345,044)	(3,826,477)	(640,653)	(7,064,445)
Net increase	499,783	$5,583,843	1,263,020	$14,141,127

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2004		Year ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	191,011	$2,051,083	976,547	$10,532,099
Shares issued for reinvestment of distributions	19,702	210,689	31,103	335,255
Shares redeemed	(292,911)	(3,137,498)	(554,217)	(5,950,701)
Net increase	(82,199)	($875,726)	453,433	$4,916,653

INTERMEDIATE GOVERNMENT BOND SERIES	Six months Ended December 31, 2004		Year ended June 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	468,832	$4,717,066	294,606	$2,979,064
Shares issued for reinvestment of distributions	34,438	346,352	62,114	627,270
Shares redeemed	(159,322)	(1,602,815)	(350,592)	(3,526,722)
Net increase	343,947	$3,460,603	6,128	$79,612

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively, and its respective political subdivision, agencies and public authorities to obtain funds for various public purposes. Each of these funds is more susceptible to economic and political factors adversely affecting issuers of their states respective municipal securities than in a fund that is not concentrated in these issuers to the same extent.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

6.	Federal Income Taxes

At June 30, 2004, the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any.

The capital loss carryforwards expire as follows:

	2005	2006	2007	2008	2009	2010	2011	2012	Total
Alabama Tax-Free Income Series	$—	$—	$—	$—	$—	$63	$1,444	$1,430	$2,937
Kentucky Tax-Free Income Series	—	—	—	—	1,871,357	—	—	—	1,871,357
Kentucky Tax-Free Short-to-Medium Series	188,198	73,155	—	135,232	312,672	34,064	—	44,500	787,821
North Carolina Tax-Free Income Series	—	—	—	76,257	—	17,738	—	964,705	1,058,700
North Carolina Tax-Free Short-to-Medium Series	—	—	—	5,915	22,226	—	—	10,514	38,655
Tennessee Tax-Free Income Series	—	—	—	276,976	523,414	69,806	18,314	175,434	1,063,944
Tennessee Tax-Free Short-to-Medium Series	—	—	—	5,991	37,349	—	—	—	43,340
Intermediate Government Bond Series	—	—	—	209,853	46,873	—	—	117,848	374,574

The tax basis components of distributable earnings for each of the funds is not materially different than the book basis.

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal 2004 as follows:

Post October Losses
Alabama Tax-Free Income Series	$(5,613)
Kentucky Tax-Free Short-to-Medium Series	(329,431)
North Carolina Tax-Free Income Series	(6,274)
North Carolina Tax-Free Short-to-Medium Series	(4,659)
Tennessee Tax-Free Income Series	(101,510)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

6.	Federal Income Taxes, continued:

At June 30, 2004, the effect of permanent book to tax differences (expiration of capital loss carryforwards) resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Gains/(Losses)	Capital
Kentucky Tax-Free Short-to-Medium Series	$251,140	$(251,140)
Intermediate Government Bond Series	$741,733	$(741,733)

The tax character of distributions paid for the years ended June 30, 2004 and 2003 were as follows:

	6/30/2004			6/30/2003
	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Tax Exempt Income	Ordinary Income	Long-term Capital Gain
Alabama Tax-Free Income Series	$222,005	$—	$—	$183,177	$—	$—
Kentucky Tax-Free Income Series	26,976,997	—	—	25,809,346	—	—
Kentucky Tax-Free Short-to-Medium Series	3,054,917	—	—	3,128,791	—	—
Mississippi Tax-Free Income Series	122,010	—	691	103,755	—	91
North Carolina Tax-Free Income Series	1,587,135	—	—	1,550,959	—	—
North Carolina Tax-Free Short-to-Medium Series	453,640	—	—	348,919	—	—
Tennessee Tax-Free Income Series	2,696,389	—	—	2,359,370	—	—
Tennessee Tax-Free Short-to-Medium Series	533,150	—	—	442,050	—	—
Intermediate Government Bond Series	—	947,761		—	830,938

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand and the agreement expires on September 30, 2005. Interest will be payable based on the prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

•	Provide the lender with the Funds’ annual report

•	Comply with all agreements with the lender and with applicable laws and regulations

•	Maintain appropriate insurance coverage

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

8.	Line of Credit Agreement and Custodian Agreement, continued:

The Funds have a contractual agreement with the custodian whereby the bank will provide certain custodial services for $1.00 per year. Through arrangements with the Funds’ custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund’s expenses. This reduction also includes interest expense incurred on any outstanding borrowings under the line of credit discussed above. During the six month period ended December 31, 2004, these credits reduced each of the Fund’s expenses by the amount shown on the statements of operation as “custodian and interest expense reductions.”

9.	Trustee and officer information (unaudited)

The Trustees of the Trust consist of five individuals, all of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.

The following table sets forth information as to the Trustees and officers:

Officers:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Director
THOMAS P. DUPREE SR. 125 South Mill Street Lexington, KY 40507 Age: 74	President	Annual Term 25 years service as President and Trustee (Director)	Chairman of the Board of Dupree & Company, Inc., President of Dupree Investment Advisers, Inc. Director, Office Suites Plus, Inc.	9	Office Suites Plus

Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 42	Vice President, Secretary, Treasurer	Annual Term; 6 years of service as Vice President, 4 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A

Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 44	Assistant Vice President	Annual Term: 11 years of service	Assistant Vice President of Dupree & Company, Inc.	N/A	N/A

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

9.	Trustee and officer information (unaudited), continued:

TRUSTEES:
WILLIAM A. COMBS, JR. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 63	Chairman, Trustee	Annual Term 3 years of service Chairman; 15 years of service Trustee	Secretary, Treasurer, Director, Dana Motor Cincinnati, Ohio; Secretary-Treasurer, Director Freedom Dodge, Lexington, KY; Secretary, Treasurer, Director Ellerslie Realty Inc., Lexington, KY; Partner, Forkland Development Co., Lexington, KY; Partner, Lexland, Lexington, KY.; Director, First Security Bank, Lexington, KY	9	First Security Bank, Lexington, KY

LUCY A. BREATHITT 1703 Fairway Drive Lexington, KY 40502 Age: 67	Trustee	Annual Term 8 years of service Trustee	Alexander Farms, farming; Kentucky Horse Park Foundation Board; Kentucky Horse Park Museum Board, Kentucky State Nature Preserves Commission	9

C. TIMOTHY CONE 201 West Short Street Lexington, KY 40507 Age: 59	Trustee	Annual Term 2 years of service Trustee	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	Advisory Director of PNC Bank, Kentucky

J. WILLIAM HOWERTON 3954 Primrose Place Paducah, KY 42001 Age: 72	Trustee	Annual Term 4 years of service Trustee	Judge (retired November 1996) KY Court of Appeals; Lifetime Trustee Paducah Junior College; Self-Employed Mediator, Arbitrator and Special Judge.	9

WILLIAM S. PATTERSON 367 West Short Street Lexington, KY 40507 Age: 72	Trustee	25 Years of service Trustee	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding, farming)	9

As of December 31, 2004, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser, nor were the Trustees under direct or indirect or common control with the Investment Adviser. Further, the Trust does not have an underwriter.

10.	Shareholder meeting

A meeting of Shareholders was held on October 26, 2004. The purpose of the meeting was (I) to elect Messrs. William Combs, C. Timothy Cone, J. William Howerton, William Patterson and Ms. Lucy A. Breathitt as Trustees; (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2005

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

10.	Shareholder meeting, continued:

The results of all matters voted on by shareholders at the Shareholder Meeting held October 26, 2004 were as follows:

A.	Election of Trustees:

	FOR	AGAINST	ABSTAIN	WITHHELD	TOTAL
Lucy A. Breathitt	66,097,325.827	0.000	357,793.093	0.00	66,455,118.920
William A. Combs	66,266,848.644	0.000	357,793.093	0.00	66,624,641.737
C. Timothy Cone	66,159,447.442	0.000	357,793.093	0.00	66,517,240.535
J. William Howerton	66,063,595.581	0.000	357,793.093	0.00	66,421,388.674
William S. Patterson	66,065,501.857	0.000	357,793.093	0.00	66,423,294.950

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP for the fiscal year 2005:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	65,613,461.704	355,616.875	519,258.384	66,488,336.963

C.	Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	58,682,512.769	1,898,722.978	5,907,101.216	66,488,336.963

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and

Exchange	Commission’s website at http://www.sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. The full text of the Code of Ethics is incorporated by reference from the registrant’s Post Effective Amendment No. 45. There have been no amendments to or waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site.

Item 3. Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services: This information is incorporated by reference in the registrant’s definitive proxy statement to be filed which was filed September 28, 2004.

Item 5. Not applicable

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a)	Within 90 days of filing this report the registrant’s principal executive officers have deemed the controls and procedures effective.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal half-year that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Incorporated by reference from Post Effective Amendment No. 45

(a)	(2) Certifications

(a)	(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS
(Registrant)

By	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, President

Date	23rd February, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, Sr., President

Date	23rd February, 2005

By	/s/ Michelle M Dragoo
Michelle M. Dragoo, Treasurer

Date	23rd February, 2005